UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Schneider Electric SA (United States of America, Electrical Equipment)	2.0
SAP SE (Germany, Software)	2.0
L'Oreal SA (France, Personal Care Products)	1.9
ASM International NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.8
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.8
ICICI Bank Ltd. (India, Banks)	1.8
23.3

Market Sectors (% of Fund's net assets)

Information Technology	25.3
Industrials	24.9
Financials	21.7
Consumer Discretionary	10.2
Health Care	6.1
Materials	4.9
Consumer Staples	3.4
Communication Services	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	76,918	112,200,287
Canada - 10.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,127,220	117,899,892
Brookfield Asset Management Ltd. Class A (b)	2,651,429	101,258,074
Canadian National Railway Co.	962,405	116,811,282
Canadian Pacific Kansas City Ltd.	1,492,283	117,071,561
CGI, Inc. Class A (sub. vtg.) (a)	1,022,712	103,626,991
Constellation Software, Inc.	51,963	133,782,313
Constellation Software, Inc. warrants 3/31/40 (a)(c)	50,717	4
Thomson Reuters Corp. (b)	749,889	113,263,662
TOTAL CANADA		803,713,779
Denmark - 3.1%
DSV A/S	23,899	3,412,042
Novo Nordisk A/S Series B	1,832,256	234,972,743
TOTAL DENMARK		238,384,785
France - 13.7%
Air Liquide SA	685,401	134,049,780
Capgemini SA	536,075	112,672,818
Dassault Systemes SA	2,727,612	107,064,018
EssilorLuxottica SA	564,803	121,033,759
Hermes International SCA	54,316	130,481,546
L'Oreal SA	307,732	144,386,156
LVMH Moet Hennessy Louis Vuitton SE	218,685	179,635,805
Safran SA	605,225	131,232,159
TOTAL FRANCE		1,060,556,041
Germany - 2.0%
SAP SE	849,214	153,340,066
India - 9.7%
Axis Bank Ltd.	9,328,325	130,168,620
Bharti Airtel Ltd.	7,931,012	125,501,806
HCL Technologies Ltd.	6,631,354	108,159,714
HDFC Bank Ltd.	7,443,331	135,136,840
ICICI Bank Ltd.	9,960,649	137,208,235
Larsen & Toubro Ltd.	2,734,128	117,495,579
TOTAL INDIA		753,670,794
Indonesia - 1.4%
PT Bank Central Asia Tbk	185,693,227	111,654,479
Ireland - 1.5%
Kingspan Group PLC (Ireland)	1,325,669	118,627,120
Italy - 1.8%
Ferrari NV (Italy)	328,425	135,711,727
Japan - 8.0%
Hoya Corp.	1,004,723	116,487,409
Keyence Corp.	302,159	132,880,421
OBIC Co. Ltd.	809,497	103,993,284
Shin-Etsu Chemical Co. Ltd.	3,371,369	130,502,120
Tokyo Electron Ltd.	635,744	139,447,850
TOTAL JAPAN		623,311,084
Netherlands - 6.4%
ASM International NV (Netherlands)	220,680	140,175,372
ASML Holding NV (Netherlands)	263,995	234,601,122
Wolters Kluwer NV	817,437	122,785,904
TOTAL NETHERLANDS		497,562,398
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	3,790,300	100,145,098
Atlas Copco AB (A Shares)	7,192,270	125,980,435
TOTAL SWEDEN		226,125,533
Switzerland - 2.9%
Partners Group Holding AG	80,846	104,613,889
UBS Group AG	4,610,575	121,728,208
TOTAL SWITZERLAND		226,342,097
Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,991,081	286,601,169
United Kingdom - 12.2%
3i Group PLC	3,259,408	116,450,342
Ashtead Group PLC	1,808,352	132,007,366
BAE Systems PLC	7,199,957	119,751,243
Compass Group PLC	4,369,628	121,535,642
InterContinental Hotel Group PLC	1,110,857	108,346,342
London Stock Exchange Group PLC	1,031,273	113,687,648
RELX PLC (London Stock Exchange)	3,245,888	133,363,414
Sage Group PLC	7,161,989	104,348,411
TOTAL UNITED KINGDOM		949,490,408
United States of America - 17.0%
Arthur J. Gallagher & Co.	419,600	98,475,924
Experian PLC	2,792,606	112,636,818
Linde PLC	263,826	116,336,713
Marsh & McLennan Companies, Inc.	548,293	109,346,073
MasterCard, Inc. Class A	211,284	95,331,341
Moody's Corp.	291,820	108,069,701
NVIDIA Corp.	125,014	108,014,596
S&P Global, Inc.	265,839	110,543,831
Schneider Electric SA	681,611	155,416,378
Uber Technologies, Inc. (a)	1,497,099	99,212,751
Visa, Inc. Class A	357,769	96,100,331
Waste Connections, Inc. (Canada)	660,044	107,014,725
TOTAL UNITED STATES OF AMERICA		1,316,499,182
TOTAL COMMON STOCKS (Cost $5,655,661,304)		7,613,790,949

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	156,781,669	156,813,025
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	105,564,519	105,575,075
TOTAL MONEY MARKET FUNDS (Cost $262,388,100)		262,388,100

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $5,918,049,404)	7,876,179,049
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(119,376,444)
NET ASSETS - 100.0%	7,756,802,605

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	101,117,912	1,156,340,413	1,100,644,345	3,980,271	(955)	-	156,813,025	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	21,521,790	176,992,935	92,939,650	25,694	-	-	105,575,075	0.4%
Total	122,639,702	1,333,333,348	1,193,583,995	4,005,965	(955)	-	262,388,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	125,501,806	-	125,501,806	-
Consumer Discretionary	787,911,349	378,393,560	409,517,789	-
Consumer Staples	262,286,048	262,286,048	-	-
Financials	1,689,773,536	945,467,372	744,306,164	-
Health Care	472,493,911	121,033,759	351,460,152	-
Industrials	1,926,227,537	930,206,413	996,021,124	-
Information Technology	1,968,708,149	824,548,805	1,144,159,340	4
Materials	380,888,613	116,336,713	264,551,900	-

Money Market Funds	262,388,100	262,388,100	-	-
Total Investments in Securities:	7,876,179,049	3,840,660,770	4,035,518,275	4
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,945,541) - See accompanying schedule:
Unaffiliated issuers (cost $5,655,661,304)	$7,613,790,949
Fidelity Central Funds (cost $262,388,100)	262,388,100

Total Investment in Securities (cost $5,918,049,404)		$7,876,179,049
Foreign currency held at value (cost $2,551,160)		2,539,429
Receivable for investments sold		711,280
Receivable for fund shares sold		23,360,303
Dividends receivable		15,208,544
Reclaims receivable		9,643,677
Distributions receivable from Fidelity Central Funds		1,023,591
Prepaid expenses		1,996
Other receivables		1,967,926
Total assets		7,930,635,795
Liabilities
Payable for investments purchased	$34,980,250
Payable for fund shares redeemed	6,644,039
Accrued management fee	5,581,149
Distribution and service plan fees payable	288,596
Deferred taxes	20,295,951
Other payables and accrued expenses	468,130
Collateral on securities loaned	105,575,075
Total liabilities		173,833,190
Net Assets		$7,756,802,605
Net Assets consist of:
Paid in capital		$6,301,337,647
Total accumulated earnings (loss)		1,455,464,958
Net Assets		$7,756,802,605

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($578,574,253 ÷ 20,297,402 shares)(a)		$28.50
Maximum offering price per share (100/94.25 of $28.50)		$30.24
Class M :
Net Asset Value and redemption price per share ($176,441,351 ÷ 6,396,556 shares)(a)		$27.58
Maximum offering price per share (100/96.50 of $27.58)		$28.58
Class C :
Net Asset Value and offering price per share ($107,367,754 ÷ 4,435,976 shares)(a)		$24.20
Class I :
Net Asset Value, offering price and redemption price per share ($5,127,628,973 ÷ 167,047,258 shares)		$30.70
Class Z :
Net Asset Value, offering price and redemption price per share ($1,766,790,274 ÷ 57,375,032 shares)		$30.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$41,299,576
Income from Fidelity Central Funds (including $25,694 from security lending)		4,005,965
Income before foreign taxes withheld		$45,305,541
Less foreign taxes withheld		(3,759,782)
Total income		41,545,759
Expenses
Management fee
Basic fee	$25,381,805
Performance adjustment	2,514,947
Transfer agent fees	3,183,738
Distribution and service plan fees	1,673,834
Accounting fees	576,480
Custodian fees and expenses	370,388
Independent trustees' fees and expenses	16,650
Registration fees	247,695
Audit	53,984
Legal	4,038
Miscellaneous	12,339
Total expenses before reductions	34,035,898
Expense reductions	(314,912)
Total expenses after reductions		33,720,986
Net Investment income (loss)		7,824,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,416,627)	172,624,698
Fidelity Central Funds	(955)
Foreign currency transactions	377,151
Total net realized gain (loss)		173,000,894
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $10,960,261)	1,059,026,744
Assets and liabilities in foreign currencies	(291,755)
Total change in net unrealized appreciation (depreciation)		1,058,734,989
Net gain (loss)		1,231,735,883
Net increase (decrease) in net assets resulting from operations		$1,239,560,656
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,824,773	$25,633,375
Net realized gain (loss)	173,000,894	65,435,640
Change in net unrealized appreciation (depreciation)	1,058,734,989	619,562,948
Net increase (decrease) in net assets resulting from operations	1,239,560,656	710,631,963
Distributions to shareholders	(23,553,740)	-

Share transactions - net increase (decrease)	821,046,905	263,865,104
Total increase (decrease) in net assets	2,037,053,821	974,497,067

Net Assets
Beginning of period	5,719,748,784	4,745,251,717
End of period	$7,756,802,605	$5,719,748,784

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.51	$20.33	$30.72	$24.14	$21.45	$17.63
Income from Investment Operations
Net investment income (loss) A,B	- C	.06	(.04)	(.09)	- C	.11 D
Net realized and unrealized gain (loss)	5.03	3.12	(9.21)	6.67	2.77	3.75
Total from investment operations	5.03	3.18	(9.25)	6.58	2.77	3.86
Distributions from net investment income	(.04)	-	-	-	(.08)	(.04)
Distributions from net realized gain	-	-	(1.14)	-	-	-
Total distributions	(.04)	-	(1.14)	-	(.08)	(.04)
Net asset value, end of period	$28.50	$23.51	$20.33	$30.72	$24.14	$21.45
Total Return E,F,G	21.43%	15.64%	(31.18)%	27.26%	12.97%	21.93%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.18% J	1.06%	1.24%	1.23%	1.28%	1.27%
Expenses net of fee waivers, if any	1.18 % J	1.06%	1.24%	1.23%	1.28%	1.27%
Expenses net of all reductions	1.18% J	1.06%	1.24%	1.23%	1.24%	1.25%
Net investment income (loss)	(.01)% J	.23%	(.18)%	(.30)%	(.01)%	.57% D
Supplemental Data
Net assets, end of period (000 omitted)	$578,574	$464,374	$400,112	$592,640	$382,795	$278,326
Portfolio turnover rate K	43 % J	80%	110% L	128%	121%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.74	$19.71	$29.82	$23.49	$20.89	$17.17
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.01)	(.10)	(.15)	(.06)	.06 C
Net realized and unrealized gain (loss)	4.87	3.04	(8.95)	6.48	2.70	3.66
Total from investment operations	4.84	3.03	(9.05)	6.33	2.64	3.72
Distributions from net investment income	-	-	-	-	(.04)	-
Distributions from net realized gain	-	-	(1.06)	-	-	-
Total distributions	-	-	(1.06)	-	(.04)	-
Net asset value, end of period	$27.58	$22.74	$19.71	$29.82	$23.49	$20.89
Total Return D,E,F	21.28%	15.37%	(31.39)%	26.95%	12.67%	21.67%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.31%	1.49%	1.49%	1.53%	1.53%
Expenses net of fee waivers, if any	1.42 % I	1.31%	1.49%	1.48%	1.53%	1.53%
Expenses net of all reductions	1.42% I	1.31%	1.49%	1.48%	1.49%	1.51%
Net investment income (loss)	(.26)% I	(.02)%	(.43)%	(.55)%	(.26)%	.31% C
Supplemental Data
Net assets, end of period (000 omitted)	$176,441	$149,358	$126,232	$191,997	$143,072	$127,176
Portfolio turnover rate J	43 % I	80%	110% K	128%	121%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$17.43	$26.58	$21.04	$18.77	$15.51
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.11)	(.20)	(.26)	(.15)	(.03) C
Net realized and unrealized gain (loss)	4.29	2.68	(7.92)	5.80	2.42	3.29
Total from investment operations	4.20	2.57	(8.12)	5.54	2.27	3.26
Distributions from net realized gain	-	-	(1.03)	-	-	-
Total distributions	-	-	(1.03)	-	-	-
Net asset value, end of period	$24.20	$20.00	$17.43	$26.58	$21.04	$18.77
Total Return D,E,F	21.00%	14.74%	(31.70)%	26.33%	12.09%	21.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.93% I	1.81%	1.99%	1.98%	2.02%	2.02%
Expenses net of fee waivers, if any	1.92 % I	1.81%	1.99%	1.98%	2.02%	2.01%
Expenses net of all reductions	1.92% I	1.81%	1.99%	1.98%	1.99%	2.00%
Net investment income (loss)	(.75)% I	(.52)%	(.93)%	(1.05)%	(.75)%	(.17)% C
Supplemental Data
Net assets, end of period (000 omitted)	$107,368	$96,072	$97,124	$169,018	$125,630	$112,150
Portfolio turnover rate J	43 % I	80%	110% K	128%	121%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.60)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.33	$21.85	$32.92	$25.83	$22.93	$18.85
Income from Investment Operations
Net investment income (loss) A,B	.04	.13	.02	(.01)	.06	.18 C
Net realized and unrealized gain (loss)	5.44	3.35	(9.88)	7.13	2.97	4.00
Total from investment operations	5.48	3.48	(9.86)	7.12	3.03	4.18
Distributions from net investment income	(.11)	-	-	(.03)	(.13)	(.10)
Distributions from net realized gain	-	-	(1.21)	-	-	-
Total distributions	(.11)	-	(1.21)	(.03)	(.13)	(.10)
Net asset value, end of period	$30.70	$25.33	$21.85	$32.92	$25.83	$22.93
Total Return D,E	21.65%	15.93%	(31.01)%	27.60%	13.28%	22.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.80%	.98%	.97%	1.01%	.99%
Expenses net of fee waivers, if any	.93 % H	.79%	.97%	.97%	1.01%	.99%
Expenses net of all reductions	.93% H	.79%	.97%	.97%	.97%	.98%
Net investment income (loss)	.24% H	.49%	.08%	(.04)%	.26%	.85% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,127,629	$3,758,357	$3,228,604	$6,128,293	$3,883,309	$2,020,956
Portfolio turnover rate I	43 % H	80%	110% J	128%	121%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.43	$21.90	$32.99	$25.88	$22.96	$18.88
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.06	.03	.09	.21 C
Net realized and unrealized gain (loss)	5.45	3.37	(9.91)	7.14	2.98	3.99
Total from investment operations	5.50	3.53	(9.85)	7.17	3.07	4.20
Distributions from net investment income	(.14)	-	-	(.06)	(.15)	(.12)
Distributions from net realized gain	-	-	(1.24)	-	-	-
Total distributions	(.14)	-	(1.24)	(.06)	(.15)	(.12)
Net asset value, end of period	$30.79	$25.43	$21.90	$32.99	$25.88	$22.96
Total Return D,E	21.66%	16.12%	(30.93)%	27.73%	13.45%	22.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82% H	.67%	.85%	.85%	.88%	.87%
Expenses net of fee waivers, if any	.81 % H	.67%	.85%	.85%	.88%	.87%
Expenses net of all reductions	.81% H	.67%	.85%	.85%	.84%	.85%
Net investment income (loss)	.36% H	.62%	.21%	.09%	.39%	.97% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,766,790	$1,251,587	$893,180	$1,845,967	$1,130,329	$403,241
Portfolio turnover rate I	43 % H	80%	110% J	128%	121%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,028,963,496
Gross unrealized depreciation	(82,782,518)
Net unrealized appreciation (depreciation)	$1,946,180,978
Tax cost	$5,929,998,071

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(642,429,234)
Total capital loss carryforward	$(642,429,234)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	2,280,717,601	1,503,324,322
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.85%
Class M	0.85%
Class C	0.85%
Class I	0.84%
Class Z	0.71%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	0.81
Class M	0.81
Class C	0.81
Class I	0.81
Class Z	0.69

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .07%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	694,912	26,093
Class M	.25%	.25%	433,494	2,497
Class C	.75%	.25%	545,428	55,418
			1,673,834	84,008
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	90,171
Class M	5,229
Class CA	205
95,605
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1799%
Class M	0.1815%
Class C	0.1814%
Class I	0.1672%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	321,322.18
Class M	102,129.18
Class C	64,405.18
Class I	2,487,537.17
Class Z	208,345.04
	3,183,738

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	0.0257

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	2,035

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor International Capital Appreciation Fund	204,849,191	50,999,532	2,578,389
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	6,341
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor International Capital Appreciation Fund	2,734	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,068.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $311,844.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$870,929	$-
Class I	15,991,995	-
Class Z	6,690,816	-
Total	$23,553,740	$-
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	2,830,403	4,796,858	$79,039,232	$115,824,521
Reinvestment of distributions	31,487	-	831,259	-
Shares redeemed	(2,319,736)	(4,724,109)	(64,318,623)	(113,169,898)
Net increase (decrease)	542,154	72,749	$15,551,868	$2,654,623
Class M
Shares sold	545,087	1,026,152	$14,890,881	$24,224,045
Shares redeemed	(717,342)	(861,061)	(19,309,455)	(19,943,927)
Net increase (decrease)	(172,255)	165,091	$(4,418,574)	$4,280,118
Class C
Shares sold	322,951	531,513	$7,721,036	$11,110,295
Shares redeemed	(690,288)	(1,301,508)	(16,341,053)	(26,610,764)
Net increase (decrease)	(367,337)	(769,995)	$(8,620,017)	$(15,500,469)
Class I
Shares sold	39,855,055	48,481,950	$1,199,808,089	$1,261,327,839
Reinvestment of distributions	460,990	-	13,087,499	-
Shares redeemed	(21,629,786)	(47,885,050)	(645,899,300)	(1,214,605,904)
Net increase (decrease)	18,686,259	596,900	$566,996,288	$46,721,935
Class Z
Shares sold	14,713,300	21,823,068	$445,800,974	$566,083,303
Reinvestment of distributions	186,982	-	5,323,368	-
Shares redeemed	(6,751,519)	(13,377,996)	(199,587,002)	(340,374,406)
Net increase (decrease)	8,148,763	8,445,072	$251,537,340	$225,708,897

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® International Capital Appreciation Fund
Class A	1.18%
Actual		$ 1,000	$ 1,214.30	$ 6.50
Hypothetical-B		$ 1,000	$ 1,019.00	$ 5.92
Class M	1.42%
Actual		$ 1,000	$ 1,212.80	$ 7.81
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.12
Class C	1.92%
Actual		$ 1,000	$ 1,210.00	$ 10.55
Hypothetical-B		$ 1,000	$ 1,015.32	$ 9.62
Class I	.93%
Actual		$ 1,000	$ 1,216.50	$ 5.13
Hypothetical-B		$ 1,000	$ 1,020.24	$ 4.67
Class Z **	.81%
Actual		$ 1,000	$ 1,216.60	$ 4.46
Hypothetical-B		$ 1,000	$ 1,020.84	$ 4.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® International Capital Appreciation Fund
Class Z	.77%
Actual		$ 4.24
Hypothetical- B		$ 3.87

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor International Capital Appreciation Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703428.126
AICAP-SANN-0624
Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0
Sea Ltd. ADR	5.8
Samsung Electronics Co. Ltd.	5.3
PDD Holdings, Inc. ADR	5.1
MakeMyTrip Ltd.	4.4
Zomato Ltd.	3.6
SK Hynix, Inc.	2.6
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	2.1
Reliance Industries Ltd.	2.0
Meituan Class B	2.0
43.9

Market Sectors (% of Fund's net assets)

Information Technology	33.5
Consumer Discretionary	23.5
Communication Services	10.9
Health Care	10.7
Financials	9.8
Industrials	7.9
Energy	2.0
Materials	0.9
Consumer Staples	0.8
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
China - 35.2%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	407,100	7,915,414
AK Medical Holdings Ltd. (a)(b)	3,042,787	2,273,111
Akeso, Inc. (b)(c)	188,780	1,155,168
Alibaba Group Holding Ltd.	823,437	7,709,894
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	51,021	580,545
(H Shares) (a)(b)	97,100	789,877
Baidu, Inc. Class A (c)	40,100	519,519
Beijing Chunlizhengda Medical Instruments Co. Ltd. (c)	267,700	828,094
Beijing Sinohytec Co. Ltd. (A Shares)	197,868	977,864
Empyrean Technology Co. Ltd. (A Shares)	79,100	852,955
Estun Automation Co. Ltd. (A Shares)	1,060,900	2,349,932
Glodon Co. Ltd. (A Shares)	2,088,181	3,247,736
GRG Metrology & Test Co. Ltd. (A Shares)	406,169	818,373
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	173,056	914,335
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	143,708	1,167,266
Innovent Biologics, Inc. (b)(c)	371,405	1,797,958
Joinn Laboratories China Co. Ltd. (A Shares)	291,436	656,767
Kangji Medical Holdings Ltd.	643,038	591,679
Kanzhun Ltd. ADR	66,180	1,309,702
KE Holdings, Inc. ADR	92,513	1,398,797
Kindstar Globalgene Technology, Inc. (b)(c)	2,605,082	519,314
Kingsemi Co. Ltd. (A Shares)	113,500	1,398,758
Kuaishou Technology Class B (b)(c)	296,600	2,079,376
Li Auto, Inc. ADR (c)	168,172	4,419,560
Li Ning Co. Ltd.	1,042,849	2,730,042
Maxscend Microelectronics Co. Ltd. (A Shares)	56,200	700,249
Meituan Class B (b)(c)	567,308	7,746,325
Microport Cardioflow Medtech Corp. (a)(b)(c)	4,100,175	546,058
MicroPort NeuroTech Ltd. (a)(c)	213,838	252,667
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (b)(c)	525,611	271,004
NAURA Technology Group Co. Ltd.	153,173	6,707,416
NXP Semiconductors NV	16,012	4,102,114
PDD Holdings, Inc. ADR (c)	153,632	19,231,654
Ping An Insurance Group Co. of China Ltd. (H Shares)	799,827	3,624,883
RLX Technology, Inc. ADR (a)	290,639	563,840
SG Micro Corp. (A Shares)	34,500	364,383
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares) (c)	636,700	2,239,336
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares) (c)	168,230	1,237,844
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares) (c)	37,000	949,987
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	132,839	5,577,886
Silergy Corp.	82,000	1,087,116
SITC International Holdings Co. Ltd. (a)	616,336	1,336,583
Smoore International Holdings Ltd. (a)(b)	828,757	721,777
SonoScape Medical Corp. (c)	171,800	978,395
Tencent Holdings Ltd.	163,970	7,195,528
Tofflon Science & Technology Group Co. Ltd. (A Shares) (c)	1,010,086	2,082,061
Trip.com Group Ltd. (c)	42,340	2,062,270
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	1,074,577	617,600
Weihai Guangwei Composites Co. Ltd. (A Shares)	337,844	1,211,408
WuXi AppTec Co. Ltd. (H Shares) (b)	484,627	2,181,350
Wuxi Biologics (Cayman), Inc. (b)(c)	498,528	863,618
WuXi XDC Cayman, Inc.	2,522,856	7,027,916
Zai Lab Ltd. ADR (a)(c)	38,440	607,352
ZKH Group Ltd. (A Shares) (i)	6,186,784	1,931,143
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(c)	473,392	630,065
TOTAL CHINA		133,651,864
Hong Kong - 2.2%
AIA Group Ltd.	600,927	4,401,405
Hong Kong Exchanges and Clearing Ltd.	99,721	3,168,578
Huanxi Media Group Ltd. (a)(c)	9,140,292	661,687
TOTAL HONG KONG		8,231,670
India - 23.4%
Amber Enterprises India Ltd. (c)	19,405	890,745
Aster DM Healthcare Ltd. (b)	171,778	713,702
Bajaj Finance Ltd.	23,793	1,973,120
Bharat Electronics Ltd.	520,842	1,456,054
Computer Age Management Services Private Ltd.	123,807	4,743,951
Delhivery Private Ltd. (c)	1,026,146	5,515,063
Devyani International Ltd. (c)	413,942	822,224
Eicher Motors Ltd.	30,516	1,679,539
GMR Airports Infrastructure Ltd. (c)	1,354,005	1,376,752
HDFC Asset Management Co. Ltd. (b)	85,707	3,994,435
HDFC Bank Ltd.	408,828	7,422,446
HDFC Standard Life Insurance Co. Ltd. (b)	297,758	2,077,774
Hindustan Aeronautics Ltd.	93,978	4,433,711
INOX India Ltd.	68,573	1,101,729
Kotak Mahindra Bank Ltd.	46,928	911,805
Larsen & Toubro Ltd.	34,427	1,479,455
MakeMyTrip Ltd. (a)(c)	249,374	16,511,053
Page Industries Ltd.	1,602	666,698
Reliance Industries Ltd.	220,870	7,751,273
Sapphire Foods India Ltd. (c)	75,380	1,284,037
SIS Ltd. (c)	211,100	1,180,589
SRF Ltd.	29,691	929,768
Syngene International Ltd. (b)	101,501	836,693
Tata Motors Ltd.	274,403	3,308,101
Ultratech Cement Ltd.	13,419	1,599,954
Vijaya Diagnostic Centre Pvt Ltd.	61,984	518,864
Zomato Ltd. (c)	5,892,166	13,594,823
TOTAL INDIA		88,774,358
Indonesia - 1.3%
PT Bank Central Asia Tbk	5,058,252	3,041,449
PT Bank Rakyat Indonesia (Persero) Tbk	6,274,612	1,899,347
TOTAL INDONESIA		4,940,796
Japan - 1.6%
Freee KK (c)	83,448	1,460,594
Money Forward, Inc. (c)	75,400	2,625,531
Renesas Electronics Corp.	122,231	1,984,512
TOTAL JAPAN		6,070,637
Korea (South) - 11.8%
Delivery Hero AG (b)(c)	123,603	3,458,108
Gabia, Inc.	64,100	820,664
HD Hyundai Marine Solution Co. Ltd. (e)	900	54,157
Kakao Corp.	37,192	1,288,020
Kakao Pay Corp. (c)	57,171	1,436,760
Kia Corp.	39,412	3,329,740
LG Energy Solution (c)	1,335	370,383
NAVER Corp.	31,273	4,113,347
Samsung Electronics Co. Ltd.	362,612	20,099,955
SK Hynix, Inc.	79,257	9,753,383
TOTAL KOREA (SOUTH)		44,724,517
Netherlands - 1.0%
ASML Holding NV (Netherlands)	4,242	3,769,685
Singapore - 6.6%
Oversea-Chinese Banking Corp. Ltd.	159,570	1,656,588
Sea Ltd. ADR (c)	349,778	22,102,472
United Overseas Bank Ltd.	57,133	1,267,827
TOTAL SINGAPORE		25,026,887
Switzerland - 0.5%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (b)(c)	87,100	682,052
ZWSOFT Co. Ltd. Guangzhou (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (b)(c)	97,608	1,112,675
TOTAL SWITZERLAND		1,794,727
Taiwan - 12.0%
MediaTek, Inc.	47,000	1,414,586
Taiwan Semiconductor Manufacturing Co. Ltd.	1,641,393	39,231,254
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,188	2,635,280
Unimicron Technology Corp.	430,000	2,373,683
TOTAL TAIWAN		45,654,803
United Kingdom - 0.2%
Endava PLC ADR (c)	30,945	897,405
United States of America - 2.7%
Frontage Holdings Corp. (a)(b)(c)	5,152,138	806,661
Micron Technology, Inc.	27,433	3,098,832
NVIDIA Corp.	2,893	2,499,610
ON Semiconductor Corp. (c)	28,681	2,012,259
Space Exploration Technologies Corp. Class A (c)(d)(f)	6,000	582,000
Teradyne, Inc.	12,642	1,470,517
TOTAL UNITED STATES OF AMERICA		10,469,879
Vietnam - 0.3%
Vietnam Dairy Products Corp.	491,921	1,259,857
TOTAL COMMON STOCKS (Cost $297,527,277)		375,267,085

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
China - 0.8%
ByteDance Ltd. Series E1 (c)(d)(f)	11,980	2,761,031
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)(f)	65,318	322,018
		3,083,049
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	61,361	2,856,993
TOTAL PREFERRED STOCKS (Cost $4,243,599)		5,940,042

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h) (Cost $10,028,830)	10,027,828	10,028,830

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $311,799,706)	391,235,957
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(11,440,504)
NET ASSETS - 100.0%	379,795,453

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,874,701 or 9.4% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,665,049 or 1.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,931,143 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	69,140,217	69,140,242	57,316	25	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,074,240	44,994,367	42,039,777	41,333	-	-	10,028,830	0.0%
Total	7,074,240	114,134,584	111,180,019	98,649	25	-	10,028,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	42,030,682	23,412,174	15,857,477	2,761,031
Consumer Discretionary	89,444,813	40,162,267	49,282,546	-
Consumer Staples	3,227,526	563,840	2,663,686	-
Energy	7,751,273	-	7,751,273	-
Financials	36,876,417	-	36,876,417	-
Health Care	40,535,191	607,352	38,988,221	939,618
Industrials	29,707,739	-	29,125,739	582,000
Information Technology	126,493,559	20,485,702	106,007,857	-
Materials	3,741,130	-	3,741,130	-
Real Estate	1,398,797	1,398,797	-	-

Money Market Funds	10,028,830	10,028,830	-	-
Total Investments in Securities:	391,235,957	96,658,962	290,294,346	4,282,649

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$6,278,069
Net Realized Gain (Loss) on Investment Securities	(4,165,445)
Net Unrealized Gain (Loss) on Investment Securities	4,405,085
Cost of Purchases	-
Proceeds of Sales	(1,106,365)
Amortization/Accretion	-
Transfers into Level 3	609,562
Transfers out of Level 3	(1,738,257)
Ending Balance	$4,282,649
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$3,237

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,296,669) - See accompanying schedule:
Unaffiliated issuers (cost $301,770,876)	$381,207,127
Fidelity Central Funds (cost $10,028,830)	10,028,830

Total Investment in Securities (cost $311,799,706)		$391,235,957
Foreign currency held at value (cost $538,896)		538,314
Receivable for investments sold		5,186,796
Receivable for fund shares sold		254,632
Dividends receivable		390,242
Distributions receivable from Fidelity Central Funds		15,232
Prepaid expenses		159
Other receivables		230,141
Total assets		397,851,473
Liabilities
Payable to custodian bank	$2,093,368
Payable for investments purchased
Regular delivery	1,965,693
Delayed delivery	54,698
Payable for fund shares redeemed	291,650
Accrued management fee	267,791
Distribution and service plan fees payable	47,827
Deferred taxes	3,081,898
Other payables and accrued expenses	228,804
Collateral on securities loaned	10,024,291
Total liabilities		18,056,020
Net Assets		$379,795,453
Net Assets consist of:
Paid in capital		$487,391,005
Total accumulated earnings (loss)		(107,595,552)
Net Assets		$379,795,453

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($128,781,325 ÷ 3,168,750 shares)(a)		$40.64
Maximum offering price per share (100/94.25 of $40.64)		$43.12
Class M :
Net Asset Value and redemption price per share ($33,043,141 ÷ 852,557 shares)(a)		$38.76
Maximum offering price per share (100/96.50 of $38.76)		$40.17
Class C :
Net Asset Value and offering price per share ($8,816,231 ÷ 255,115 shares)(a)		$34.56
Class I :
Net Asset Value, offering price and redemption price per share ($140,331,428 ÷ 3,292,435 shares)		$42.62
Class Z :
Net Asset Value, offering price and redemption price per share ($68,823,328 ÷ 1,614,745 shares)		$42.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$1,951,741
Income from Fidelity Central Funds (including $41,333 from security lending)		98,649
Income before foreign taxes withheld		$2,050,390
Less foreign taxes withheld		(307,258)
Total income		1,743,132
Expenses
Management fee	$1,400,431
Transfer agent fees	205,650
Distribution and service plan fees	286,125
Accounting fees	63,648
Custodian fees and expenses	71,530
Independent trustees' fees and expenses	1,010
Registration fees	65,972
Audit	62,732
Legal	916
Interest	3,583
Miscellaneous	838
Total expenses before reductions	2,162,435
Expense reductions	(17,228)
Total expenses after reductions		2,145,207
Net Investment income (loss)		(402,075)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,660,372)	3,652,179
Fidelity Central Funds	25
Foreign currency transactions	(3,787)
Total net realized gain (loss)		3,648,417
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $587,642)	55,720,965
Assets and liabilities in foreign currencies	115,751
Total change in net unrealized appreciation (depreciation)		55,836,716
Net gain (loss)		59,485,133
Net increase (decrease) in net assets resulting from operations		$59,083,058
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(402,075)	$(539,519)
Net realized gain (loss)	3,648,417	(80,332,504)
Change in net unrealized appreciation (depreciation)	55,836,716	150,350,780
Net increase (decrease) in net assets resulting from operations	59,083,058	69,478,757
Share transactions - net increase (decrease)	(62,027,171)	(55,569,856)
Total increase (decrease) in net assets	(2,944,113)	13,908,901

Net Assets
Beginning of period	382,739,566	368,830,665
End of period	$379,795,453	$382,739,566

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.91	$29.31	$61.78	$56.33	$39.85	$33.52
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.10)	(.25)	(.40) C	(.18)	.23
Net realized and unrealized gain (loss)	5.80	5.70	(25.86)	10.17	18.77	8.23
Total from investment operations	5.73	5.60	(26.11)	9.77	18.59	8.46
Distributions from net investment income	-	-	-	-	(.13) D	(.19)
Distributions from net realized gain	-	-	(6.36)	(4.32)	(1.99) D	(1.93)
Total distributions	-	-	(6.36)	(4.32)	(2.11) E	(2.13) E
Net asset value, end of period	$40.64	$34.91	$29.31	$61.78	$56.33	$39.85
Total Return F,G,H	16.41%	19.11%	(46.56)%	17.45%	49.18%	26.60%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.27% K	1.28%	1.25%	1.20%	1.26%	1.32%
Expenses net of fee waivers, if any	1.26 % K	1.27%	1.25%	1.20%	1.26%	1.32%
Expenses net of all reductions	1.26% K	1.27%	1.25%	1.20%	1.23%	1.31%
Net investment income (loss)	(.35)% K	(.28)%	(.61)%	(.61)% C	(.40)%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$128,781	$122,142	$115,657	$271,275	$208,546	$144,577
Portfolio turnover rate L	66 % K	58%	44%	79%	110%	69% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$33.33	$28.07	$59.60	$54.51	$38.61	$32.50
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.19)	(.34)	(.55) C	(.29)	.12
Net realized and unrealized gain (loss)	5.54	5.45	(24.83)	9.87	18.19	7.98
Total from investment operations	5.43	5.26	(25.17)	9.32	17.90	8.10
Distributions from net investment income	-	-	-	-	(.01) D	(.05)
Distributions from net realized gain	-	-	(6.36)	(4.23)	(1.99) D	(1.93)
Total distributions	-	-	(6.36)	(4.23)	(2.00)	(1.99) E
Net asset value, end of period	$38.76	$33.33	$28.07	$59.60	$54.51	$38.61
Total Return F,G,H	16.29%	18.74%	(46.70)%	17.18%	48.78%	26.21%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.52% K	1.55%	1.52%	1.45%	1.54%	1.61%
Expenses net of fee waivers, if any	1.51 % K	1.55%	1.52%	1.45%	1.53%	1.61%
Expenses net of all reductions	1.51% K	1.54%	1.52%	1.45%	1.51%	1.60%
Net investment income (loss)	(.61)% K	(.55)%	(.88)%	(.87)% C	(.68)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$33,043	$30,814	$27,239	$60,893	$54,436	$39,197
Portfolio turnover rate L	66 % K	58%	44%	79%	110%	69% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.79	$25.21	$54.45	$50.22	$35.77	$30.32
Income from Investment Operations
Net investment income (loss) A,B	(.18)	(.31)	(.48)	(.80) C	(.47)	(.04)
Net realized and unrealized gain (loss)	4.95	4.89	(22.40)	9.10	16.79	7.42
Total from investment operations	4.77	4.58	(22.88)	8.30	16.32	7.38
Distributions from net realized gain	-	-	(6.36)	(4.07)	(1.87)	(1.93)
Total distributions	-	-	(6.36)	(4.07)	(1.87)	(1.93)
Net asset value, end of period	$34.56	$29.79	$25.21	$54.45	$50.22	$35.77
Total Return D,E,F	16.01%	18.17%	(46.94)%	16.58%	48.03%	25.67%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.00% I	2.01%	1.99%	1.96%	2.03%	2.08%
Expenses net of fee waivers, if any	1.99 % I	2.01%	1.99%	1.96%	2.02%	2.07%
Expenses net of all reductions	1.99% I	2.01%	1.99%	1.96%	1.99%	2.06%
Net investment income (loss)	(1.08)% I	(1.02)%	(1.35)%	(1.37)% C	(1.17)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,816	$8,864	$9,087	$26,377	$28,233	$23,584
Portfolio turnover rate J	66 % I	58%	44%	79%	110%	69% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.56	$30.61	$64.13	$58.29	$41.16	$34.60
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	(.14)	(.24) D	(.07)	.34
Net realized and unrealized gain (loss)	6.07	5.95	(26.95)	10.53	19.42	8.48
Total from investment operations	6.06	5.95	(27.09)	10.29	19.35	8.82
Distributions from net investment income	-	-	(.07)	-	(.23) E	(.33)
Distributions from net realized gain	-	-	(6.36)	(4.45)	(1.99) E	(1.93)
Total distributions	-	-	(6.43)	(4.45)	(2.22)	(2.26)
Net asset value, end of period	$42.62	$36.56	$30.61	$64.13	$58.29	$41.16
Total Return F,G	16.58%	19.44%	(46.41)%	17.77%	49.59%	26.93%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.99% J	.99%	.97%	.94%	1.00%	1.04%
Expenses net of fee waivers, if any	.98 % J	.99%	.97%	.94%	1.00%	1.03%
Expenses net of all reductions	.98% J	.99%	.97%	.94%	.97%	1.03%
Net investment income (loss)	(.07)% J	-% K	(.33)%	(.36)% D	(.14)%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$140,331	$152,325	$143,659	$472,553	$414,664	$76,981
Portfolio turnover rate L	66 % J	58%	44%	79%	110%	69% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.53	$30.55	$64.10	$58.22	$41.12	$34.60
Income from Investment Operations
Net investment income (loss) A,B	.01	.05	(.08)	(.15) C	- D	.40
Net realized and unrealized gain (loss)	6.08	5.93	(26.89)	10.50	19.38	8.47
Total from investment operations	6.09	5.98	(26.97)	10.35	19.38	8.87
Distributions from net investment income	-	-	(.22)	-	(.30) E	(.42)
Distributions from net realized gain	-	-	(6.36)	(4.47)	(1.99) E	(1.93)
Total distributions	-	-	(6.58)	(4.47)	(2.28) F	(2.35)
Net asset value, end of period	$42.62	$36.53	$30.55	$64.10	$58.22	$41.12
Total Return G,H	16.67%	19.57%	(46.34)%	17.92%	49.80%	27.14%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.85% K	.86%	.84%	.81%	.86%	.89%
Expenses net of fee waivers, if any	.85 % K	.85%	.84%	.81%	.85%	.89%
Expenses net of all reductions	.85% K	.85%	.84%	.81%	.82%	.89%
Net investment income (loss)	.06% K	.14%	(.20)%	(.22)% C	-% L	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$68,823	$68,594	$73,190	$264,327	$103,477	$44,545
Portfolio turnover rate M	66 % K	58%	44%	79%	110%	69% N

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.

DAmount represents less than $.005 per share.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$4,282,649	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 2.8 / 2.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	16.9	Increase
		Market approach	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,881,994
Gross unrealized depreciation	(58,930,255)
Net unrealized appreciation (depreciation)	$74,951,739
Tax cost	$316,284,218

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(80,563,041)
Long-term	(105,506,635)
Total capital loss carryforward	$(186,069,676)

The Fund elected to defer to its next fiscal year approximately $341,028 of ordinary losses recognized during the period January 1, 2023 to October 31, 2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	126,085,015	185,422,967

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	159,932	1,806
Class M	.25%	.25%	81,156	616
Class C	.75%	.25%	45,037	4,469
			286,125	6,891

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,267
Class M	428
Class CA	40
6,735

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.1874
Class I	.1732

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	85,161.20
Class M	22,247.21
Class C	5,673.19
Class I	82,816.17
Class Z	9,753.04
	205,650
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	584

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Emerging Asia Fund	Borrower	3,310,714	5.57%	3,583

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Emerging Asia Fund	2,954,922	9,683,774	563,643
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Emerging Asia Fund	359
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Emerging Asia Fund	4,378	1	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	109

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,119.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	89,041	281,898	$3,416,936	$10,325,265
Shares redeemed	(419,453)	(728,232)	(16,103,496)	(26,132,011)
Net increase (decrease)	(330,412)	(446,334)	$(12,686,560)	$(15,806,746)
Class M
Shares sold	21,499	82,598	$796,238	$2,883,095
Shares redeemed	(93,451)	(128,553)	(3,418,102)	(4,423,525)
Net increase (decrease)	(71,952)	(45,955)	$(2,621,864)	$(1,540,430)
Class C
Shares sold	19,922	54,577	$647,619	$1,704,473
Shares redeemed	(62,341)	(117,545)	(2,039,926)	(3,620,432)
Net increase (decrease)	(42,419)	(62,968)	$(1,392,307)	$(1,915,959)
Class I
Shares sold	381,406	2,605,228	$15,472,912	$100,199,113
Shares redeemed	(1,255,766)	(3,131,075)	(50,287,317)	(117,071,474)
Net increase (decrease)	(874,360)	(525,847)	$(34,814,405)	$(16,872,361)
Class Z
Shares sold	119,120	487,825	$4,841,643	$18,334,130
Shares redeemed	(382,001)	(1,005,778)	(15,353,678)	(37,768,490)
Net increase (decrease)	(262,881)	(517,953)	$(10,512,035)	$(19,434,360)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Emerging Asia Fund
Class A	1.26%
Actual		$ 1,000	$ 1,164.10	$ 6.78
Hypothetical-B		$ 1,000	$ 1,018.60	$ 6.32
Class M	1.51%
Actual		$ 1,000	$ 1,162.90	$ 8.12
Hypothetical-B		$ 1,000	$ 1,017.35	$ 7.57
Class C	1.99%
Actual		$ 1,000	$ 1,160.10	$ 10.69
Hypothetical-B		$ 1,000	$ 1,014.97	$ 9.97
Class I	.98%
Actual		$ 1,000	$ 1,165.80	$ 5.28
Hypothetical-B		$ 1,000	$ 1,019.99	$ 4.92
Class Z	.85%
Actual		$ 1,000	$ 1,166.70	$ 4.58
Hypothetical-B		$ 1,000	$ 1,020.64	$ 4.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Emerging Asia Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.50% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703637.126
AEA-SANN-0624
Fidelity Advisor® Value Leaders Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Cigna Group	6.0
JPMorgan Chase & Co.	5.7
UnitedHealth Group, Inc.	4.6
Comcast Corp. Class A	4.6
Exxon Mobil Corp.	4.4
Centene Corp.	4.3
Bank of America Corp.	4.2
Shell PLC ADR	4.2
H&R Block, Inc.	4.1
The Walt Disney Co.	3.6
45.7

Market Sectors (% of Fund's net assets)

Financials	22.3
Health Care	18.1
Energy	12.3
Information Technology	9.4
Consumer Staples	9.0
Communication Services	8.2
Utilities	6.9
Industrials	6.3
Consumer Discretionary	4.1
Materials	1.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Entertainment - 3.6%
The Walt Disney Co.	11,105	1,233,766
Media - 4.6%
Comcast Corp. Class A	40,977	1,561,633
TOTAL COMMUNICATION SERVICES		2,795,399
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 4.1%
H&R Block, Inc.	29,506	1,393,568
CONSUMER STAPLES - 9.0%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	17,100	576,270
Food Products - 4.5%
Lamb Weston Holdings, Inc.	4,800	400,032
Mondelez International, Inc.	8,170	587,750
Tyson Foods, Inc. Class A	9,160	555,554
		1,543,336
Personal Care Products - 2.8%
Kenvue, Inc.	50,597	952,236
TOTAL CONSUMER STAPLES		3,071,842
ENERGY - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
Exxon Mobil Corp.	12,600	1,490,202
Ovintiv, Inc.	7,933	407,122
Parex Resources, Inc.	49,700	866,451
Shell PLC ADR	20,074	1,438,503
		4,202,278
FINANCIALS - 22.3%
Banks - 16.4%
Bank of America Corp.	39,255	1,452,828
JPMorgan Chase & Co.	10,102	1,936,957
PNC Financial Services Group, Inc.	4,403	674,804
U.S. Bancorp	18,460	750,030
Wells Fargo & Co.	13,261	786,643
		5,601,262
Insurance - 5.9%
Chubb Ltd.	4,113	1,022,656
The Travelers Companies, Inc.	4,648	986,120
		2,008,776
TOTAL FINANCIALS		7,610,038
HEALTH CARE - 18.1%
Health Care Providers & Services - 16.2%
Centene Corp. (a)	20,052	1,464,999
Cigna Group	5,737	2,048,336
Elevance Health, Inc.	803	424,450
UnitedHealth Group, Inc.	3,272	1,582,666
		5,520,451
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	8,629	654,769
TOTAL HEALTH CARE		6,175,220
INDUSTRIALS - 6.3%
Air Freight & Logistics - 0.9%
FedEx Corp.	1,200	314,136
Electrical Equipment - 0.9%
Regal Rexnord Corp.	2,000	322,740
Industrial Conglomerates - 2.1%
Siemens AG	3,737	700,066
Machinery - 2.4%
Deere & Co.	2,100	821,961
TOTAL INDUSTRIALS		2,158,903
INFORMATION TECHNOLOGY - 5.9%
IT Services - 3.1%
Amdocs Ltd.	12,394	1,040,972
Software - 2.8%
Gen Digital, Inc.	47,819	963,075
TOTAL INFORMATION TECHNOLOGY		2,004,047
MATERIALS - 1.8%
Chemicals - 1.8%
CF Industries Holdings, Inc.	4,000	315,880
Nutrien Ltd.	6,000	316,620
		632,500
UTILITIES - 6.9%
Electric Utilities - 5.3%
Edison International	10,100	717,706
PG&E Corp.	64,940	1,111,123
		1,828,829
Independent Power and Renewable Electricity Producers - 1.6%
The AES Corp.	30,057	538,020
TOTAL UTILITIES		2,366,849
TOTAL COMMON STOCKS (Cost $26,378,824)		32,410,644

Nonconvertible Preferred Stocks - 3.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.5%
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd. (Cost $1,040,499)	25,791	1,200,840

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $559,677)	559,565	559,677

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $27,979,000)	34,171,161
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(18,497)
NET ASSETS - 100.0%	34,152,664

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	604,938	4,625,128	4,670,422	21,917	33	-	559,677	0.0%
Total	604,938	4,625,128	4,670,422	21,917	33	-	559,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,795,399	2,795,399	-	-
Consumer Discretionary	1,393,568	1,393,568	-	-
Consumer Staples	3,071,842	3,071,842	-	-
Energy	4,202,278	4,202,278	-	-
Financials	7,610,038	7,610,038	-	-
Health Care	6,175,220	6,175,220	-	-
Industrials	2,158,903	1,458,837	700,066	-
Information Technology	3,204,887	2,004,047	1,200,840	-
Materials	632,500	632,500	-	-
Utilities	2,366,849	2,366,849	-	-

Money Market Funds	559,677	559,677	-	-
Total Investments in Securities:	34,171,161	32,270,255	1,900,906	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,419,323)	$33,611,484
Fidelity Central Funds (cost $559,677)	559,677

Total Investment in Securities (cost $27,979,000)		$34,171,161
Receivable for fund shares sold		6,151
Dividends receivable		37,552
Distributions receivable from Fidelity Central Funds		1,904
Prepaid expenses		12
Receivable from investment adviser for expense reductions		17,927
Total assets		34,234,707
Liabilities
Payable for fund shares redeemed	$22,580
Accrued management fee	23,594
Distribution and service plan fees payable	8,667
Audit fee payable	25,208
Other payables and accrued expenses	1,994
Total liabilities		82,043
Net Assets		$34,152,664
Net Assets consist of:
Paid in capital		$25,746,017
Total accumulated earnings (loss)		8,406,647
Net Assets		$34,152,664

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,427,878 ÷ 924,381 shares)(a)		$22.10
Maximum offering price per share (100/94.25 of $22.10)		$23.45
Class M :
Net Asset Value and redemption price per share ($5,664,316 ÷ 254,917 shares)(a)		$22.22
Maximum offering price per share (100/96.50 of $22.22)		$23.03
Class C :
Net Asset Value and offering price per share ($2,457,341 ÷ 114,924 shares)(a)		$21.38
Class I :
Net Asset Value, offering price and redemption price per share ($5,603,129 ÷ 251,878 shares)		$22.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$372,946
Income from Fidelity Central Funds		21,917
Total income		394,863
Expenses
Management fee
Basic fee	$98,081
Performance adjustment	22,196
Transfer agent fees	21,178
Distribution and service plan fees	51,356
Accounting fees and expenses	3,916
Custodian fees and expenses	1,825
Independent trustees' fees and expenses	85
Registration fees	32,668
Audit	23,573
Legal	1,033
Miscellaneous	66
Total expenses before reductions	255,977
Expense reductions	(55,498)
Total expenses after reductions		200,479
Net Investment income (loss)		194,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,221,567
Fidelity Central Funds	33
Foreign currency transactions	(152)
Total net realized gain (loss)		2,221,448
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,752,247
Assets and liabilities in foreign currencies	(681)
Total change in net unrealized appreciation (depreciation)		1,751,566
Net gain (loss)		3,973,014
Net increase (decrease) in net assets resulting from operations		$4,167,398
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,384	$397,037
Net realized gain (loss)	2,221,448	1,233,023
Change in net unrealized appreciation (depreciation)	1,751,566	(1,681,317)
Net increase (decrease) in net assets resulting from operations	4,167,398	(51,257)
Distributions to shareholders	(1,690,795)	(767,694)

Share transactions - net increase (decrease)	(49,499)	(6,072,225)
Total increase (decrease) in net assets	2,427,104	(6,891,176)

Net Assets
Beginning of period	31,725,560	38,616,736
End of period	$34,152,664	$31,725,560

Financial Highlights
Fidelity Advisor® Value Leaders Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.54	$20.97	$22.22	$15.67	$18.62	$19.31
Income from Investment Operations
Net investment income (loss) A,B	.13	.23	.17	.17	.15	.20
Net realized and unrealized gain (loss)	2.56	(.26)	.18	6.49	(2.81)	.58 C
Total from investment operations	2.69	(.03)	.35	6.66	(2.66)	.78
Distributions from net investment income	(.29)	(.13)	(.15)	(.11)	(.20)	(.19)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)	(1.28)
Total distributions	(1.13)	(.40)	(1.60)	(.11)	(.29)	(1.47)
Net asset value, end of period	$22.10	$20.54	$20.97	$22.22	$15.67	$18.62
Total Return D,E,F	13.51%	(.21)%	1.92%	42.68%	(14.57)%	4.64% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.41%	1.29%	1.27%	1.35%	1.29%
Expenses net of fee waivers, if any	1.14 % I	1.14%	1.15%	1.15%	1.25%	1.25%
Expenses net of all reductions	1.14% I	1.14%	1.15%	1.15%	1.24%	1.25%
Net investment income (loss)	1.21% I	1.11%	.83%	.83%	.91%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$20,428	$18,484	$20,328	$16,513	$10,954	$16,648
Portfolio turnover rate J	45 % I	40%	39%	51%	144%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.45%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$21.05	$22.30	$15.72	$18.68	$19.34
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.12	.12	.11	.16
Net realized and unrealized gain (loss)	2.56	(.26)	.17	6.52	(2.83)	.59 C
Total from investment operations	2.67	(.08)	.29	6.64	(2.72)	.75
Distributions from net investment income	(.23)	(.08)	(.09)	(.06)	(.15)	(.13)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)	(1.28)
Total distributions	(1.07)	(.35)	(1.54)	(.06)	(.24)	(1.41)
Net asset value, end of period	$22.22	$20.62	$21.05	$22.30	$15.72	$18.68
Total Return D,E,F	13.35%	(.43)%	1.63%	42.32%	(14.79)%	4.42% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.72% I	1.65%	1.55%	1.54%	1.64%	1.58%
Expenses net of fee waivers, if any	1.39 % I	1.40%	1.40%	1.41%	1.50%	1.50%
Expenses net of all reductions	1.39% I	1.39%	1.40%	1.41%	1.49%	1.50%
Net investment income (loss)	.97% I	.86%	.57%	.57%	.66%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$5,664	$5,376	$5,569	$5,275	$3,821	$5,146
Portfolio turnover rate J	45 % I	40%	39%	51%	144%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.23%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.81	$20.29	$21.49	$15.18	$17.99	$18.67
Income from Investment Operations
Net investment income (loss) A,B	.05	.07	.02	.01	.03	.06
Net realized and unrealized gain (loss)	2.47	(.26)	.18	6.30	(2.75)	.58 C
Total from investment operations	2.52	(.19)	.20	6.31	(2.72)	.64
Distributions from net investment income	(.12)	(.02)	-	-	-	(.04)
Distributions from net realized gain	(.84)	(.27)	(1.40)	-	(.09)	(1.28)
Total distributions	(.95) D	(.29)	(1.40)	-	(.09)	(1.32)
Net asset value, end of period	$21.38	$19.81	$20.29	$21.49	$15.18	$17.99
Total Return E,F,G	13.09%	(.99)%	1.19%	41.57%	(15.22)%	3.90% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.23% J	2.21%	2.10%	2.09%	2.18%	2.13%
Expenses net of fee waivers, if any	1.88 % J	1.90%	1.90%	1.93%	2.00%	2.00%
Expenses net of all reductions	1.88% J	1.90%	1.89%	1.93%	1.99%	2.00%
Net investment income (loss)	.48% J	.36%	.08%	.05%	.16%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,457	$2,469	$2,847	$1,875	$1,763	$2,733
Portfolio turnover rate K	45 % J	40%	39%	51%	144%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 3.71%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.70	$21.12	$22.39	$15.80	$18.78	$19.47
Income from Investment Operations
Net investment income (loss) A,B	.16	.29	.22	.23	.20	.25
Net realized and unrealized gain (loss)	2.57	(.27)	.18	6.54	(2.82)	.59 C
Total from investment operations	2.73	.02	.40	6.77	(2.62)	.84
Distributions from net investment income	(.35)	(.17)	(.22)	(.18)	(.27)	(.26)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)	(1.28)
Total distributions	(1.18) D	(.44)	(1.67)	(.18)	(.36)	(1.53)
Net asset value, end of period	$22.25	$20.70	$21.12	$22.39	$15.80	$18.78
Total Return E,F	13.65%	.05%	2.16%	43.08%	(14.31)%	4.96% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.17% I	1.08%	.94%	.94%	.99%	.97%
Expenses net of fee waivers, if any	.89 % I	.90%	.89%	.87%	.99%	.97%
Expenses net of all reductions	.89% I	.90%	.89%	.87%	.98%	.96%
Net investment income (loss)	1.47% I	1.36%	1.08%	1.11%	1.17%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,603	$5,397	$9,872	$3,041	$1,898	$2,342
Portfolio turnover rate J	45 % I	40%	39%	51%	144%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.77%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,901,879
Gross unrealized depreciation	(811,022)
Net unrealized appreciation (depreciation)	$6,090,857
Tax cost	$28,080,304

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	7,343,955	8,577,473

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Leaders Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	24,797	381
Class M	.25%	.25%	14,054	83
Class C	.75%	.25%	12,505	1,455
			51,356	1,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,967
Class M	134
Class CA	180
2,281

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.1933%
Class C	0.2000%
Class I	0.1412%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	13,147.20
Class M	3,627.19
Class C	1,794.21
Class I	2,610.14
	21,178

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	0.0354%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Leaders Fund	69

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Leaders Fund	619,978	541,099	17,327

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Leaders Fund	31

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	32,807
Class M	1.40%	9,030
Class C	1.90%	4,268
Class I	.90%	7,548
		53,653

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $353.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,492.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$996,266	$392,714
Class M	278,249	101,153
Class C	116,715	43,995
Class I	299,565	229,832
Total	$1,690,795	$767,694

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	57,292	191,201	$1,236,039	$4,013,617
Reinvestment of distributions	47,737	18,365	979,093	386,214
Shares redeemed	(80,635)	(279,017)	(1,726,611)	(5,815,069)
Net increase (decrease)	24,394	(69,451)	$488,521	$(1,415,238)
Class M
Shares sold	11,584	62,208	$256,787	$1,314,625
Reinvestment of distributions	13,265	4,759	273,788	100,652
Shares redeemed	(30,700)	(70,749)	(665,829)	(1,475,048)
Net increase (decrease)	(5,851)	(3,782)	$(135,254)	$(59,771)
Class C
Shares sold	10,568	42,856	$221,361	$873,648
Reinvestment of distributions	5,865	2,154	116,715	43,995
Shares redeemed	(26,115)	(60,744)	(540,028)	(1,220,460)
Net increase (decrease)	(9,682)	(15,734)	$(201,952)	$(302,817)
Class I
Shares sold	4,696	133,971	$103,829	$2,861,829
Reinvestment of distributions	14,510	10,836	299,341	229,069
Shares redeemed	(28,102)	(351,523)	(603,984)	(7,385,297)
Net increase (decrease)	(8,896)	(206,716)	$(200,814)	$(4,294,399)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Value Leaders Fund
Class A	1.14%
Actual		$ 1,000	$ 1,135.10	$ 6.05
Hypothetical-B		$ 1,000	$ 1,019.19	$ 5.72
Class M	1.39%
Actual		$ 1,000	$ 1,133.50	$ 7.37
Hypothetical-B		$ 1,000	$ 1,017.95	$ 6.97
Class C	1.88%
Actual		$ 1,000	$ 1,130.90	$ 9.96
Hypothetical-B		$ 1,000	$ 1,015.51	$ 9.42
Class I	.89%
Actual		$ 1,000	$ 1,136.50	$ 4.73
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Value Leaders Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800656.120
AVLF-SANN-0624
Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp. (United States of America, Software)	6.0
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	5.6
Amazon.com, Inc. (United States of America, Broadline Retail)	5.2
Meta Platforms, Inc. Class A (United States of America, Interactive Media & Services)	3.4
Fiserv, Inc. (United States of America, Financial Services)	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	3.1
MasterCard, Inc. Class A (United States of America, Financial Services)	3.1
Deckers Outdoor Corp. (United States of America, Textiles, Apparel & Luxury Goods)	3.0
Visa, Inc. Class A (United States of America, Financial Services)	2.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
37.6

Market Sectors (% of Fund's net assets)

Information Technology	26.0
Financials	22.5
Industrials	15.6
Consumer Discretionary	10.5
Health Care	7.7
Communication Services	6.5
Energy	4.5
Materials	1.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 92.9%
	Shares	Value ($)
Canada - 2.6%
Canadian Natural Resources Ltd.	28,900	2,191,198
Canadian Pacific Kansas City Ltd.	15,400	1,207,822
TOTAL CANADA		3,399,020
China - 3.7%
Alibaba Group Holding Ltd.	146,900	1,375,434
NXP Semiconductors NV	7,200	1,844,568
Tencent Holdings Ltd.	36,200	1,588,572
TOTAL CHINA		4,808,574
Denmark - 1.8%
Novo Nordisk A/S Series B	18,600	2,385,307
France - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,850	1,519,657
Germany - 0.8%
Rheinmetall AG	2,000	1,103,912
India - 1.2%
HDFC Bank Ltd.	83,500	1,515,978
Japan - 3.1%
Hitachi Ltd.	29,200	2,694,012
Sumitomo Mitsui Financial Group, Inc.	24,800	1,408,735
TOTAL JAPAN		4,102,747
Netherlands - 2.5%
ASML Holding NV (Netherlands)	3,700	3,288,033
Sweden - 0.8%
Bergman & Beving AB (B Shares)	50,443	1,023,013
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,900	4,106,466
United Kingdom - 0.2%
Starling Bank Ltd. Series D (a)(b)(c)	72,300	271,931
United States of America - 71.9%
Alphabet, Inc. Class A	15,300	2,490,534
Amazon.com, Inc. (a)	38,700	6,772,500
American Express Co.	7,200	1,685,016
AMETEK, Inc.	18,500	3,231,210
Amphenol Corp. Class A	18,700	2,258,399
Apollo Global Management, Inc.	18,500	2,005,030
Apple, Inc.	7,800	1,328,574
Arthur J. Gallagher & Co.	8,200	1,924,458
Boston Scientific Corp. (a)	31,600	2,271,092
Cintas Corp.	2,900	1,909,186
Danaher Corp.	5,800	1,430,396
Deckers Outdoor Corp. (a)	4,800	3,928,656
Eaton Corp. PLC	9,000	2,864,340
Eli Lilly & Co.	3,250	2,538,575
Exxon Mobil Corp.	20,800	2,460,016
Fiserv, Inc. (a)	26,950	4,114,457
Intercontinental Exchange, Inc.	13,900	1,789,764
JPMorgan Chase & Co.	15,200	2,914,448
Loar Holdings, Inc.	200	10,464
Marvell Technology, Inc.	21,200	1,397,292
MasterCard, Inc. Class A	8,900	4,015,680
Meta Platforms, Inc. Class A	10,200	4,387,734
Microsoft Corp.	20,250	7,883,931
Moody's Corp.	5,500	2,036,815
NVIDIA Corp.	8,500	7,344,170
Pure Storage, Inc. Class A (a)	15,700	791,280
S&P Global, Inc.	5,400	2,245,482
Salesforce, Inc.	7,300	1,963,262
Schlumberger Ltd.	25,300	1,201,244
Sherwin-Williams Co.	4,900	1,468,089
Thermo Fisher Scientific, Inc.	2,700	1,535,544
United Rentals, Inc.	2,200	1,469,578
Vertiv Holdings Co.	17,200	1,599,600
Visa, Inc. Class A	12,400	3,330,764
W.W. Grainger, Inc.	1,700	1,566,295
Watsco, Inc. (d)	4,200	1,880,424
TOTAL UNITED STATES OF AMERICA		94,044,299
TOTAL COMMON STOCKS (Cost $78,734,745)		121,568,937

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Wasabi Holdings, Inc. Series C (a)(b)(c)	50,623	666,199
Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	27,930	1,300,432
TOTAL PREFERRED STOCKS (Cost $1,667,244)		1,966,631

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,143,583	7,145,012
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,873,513	1,873,700
TOTAL MONEY MARKET FUNDS (Cost $9,018,712)		9,018,712

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $89,420,701)	132,554,280
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(1,760,599)
NET ASSETS - 100.0%	130,793,681

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $938,130 or 0.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,424,845	17,190,834	22,470,667	225,626	-	-	7,145,012	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	610,370	8,697,056	7,433,726	438	-	-	1,873,700	0.0%
Total	13,035,215	25,887,890	29,904,393	226,064	-	-	9,018,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,466,840	6,878,268	1,588,572	-
Consumer Discretionary	13,596,247	10,701,156	2,895,091	-
Energy	5,852,458	5,852,458	-	-
Financials	29,258,558	26,061,914	2,924,713	271,931
Health Care	10,160,914	7,775,607	2,385,307	-
Industrials	20,559,856	17,865,844	2,694,012	-
Information Technology	34,172,606	32,205,975	1,300,432	666,199
Materials	1,468,089	1,468,089	-	-

Money Market Funds	9,018,712	9,018,712	-	-
Total Investments in Securities:	132,554,280	117,828,023	13,788,127	938,130
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,835,652) - See accompanying schedule:
Unaffiliated issuers (cost $80,401,989)	$123,535,568
Fidelity Central Funds (cost $9,018,712)	9,018,712

Total Investment in Securities (cost $89,420,701)		$132,554,280
Foreign currency held at value (cost $153)		152
Receivable for fund shares sold		208,723
Dividends receivable		104,450
Distributions receivable from Fidelity Central Funds		31,782
Prepaid expenses		34
Other receivables		39,452
Total assets		132,938,873
Liabilities
Payable for fund shares redeemed	$93,619
Accrued management fee	107,033
Distribution and service plan fees payable	23,298
Other payables and accrued expenses	47,542
Collateral on securities loaned	1,873,700
Total liabilities		2,145,192
Net Assets		$130,793,681
Net Assets consist of:
Paid in capital		$86,048,596
Total accumulated earnings (loss)		44,745,085
Net Assets		$130,793,681

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($43,283,615 ÷ 1,869,091 shares)(a)		$23.16
Maximum offering price per share (100/94.25 of $23.16)		$24.57
Class M :
Net Asset Value and redemption price per share ($22,020,649 ÷ 1,020,636 shares)(a)		$21.58
Maximum offering price per share (100/96.50 of $21.58)		$22.36
Class C :
Net Asset Value and offering price per share ($5,578,753 ÷ 305,664 shares)(a)		$18.25
Class I :
Net Asset Value, offering price and redemption price per share ($59,910,664 ÷ 2,397,180 shares)		$24.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$556,421
Income from Fidelity Central Funds (including $438 from security lending)		226,064
Income before foreign taxes withheld		$782,485
Less foreign taxes withheld		(36,673)
Total income		745,812
Expenses
Management fee
Basic fee	$442,180
Performance adjustment	33,526
Transfer agent fees	64,995
Distribution and service plan fees	127,716
Accounting fees	13,479
Custodian fees and expenses	3,454
Independent trustees' fees and expenses	284
Registration fees	48,206
Audit	45,469
Legal	3,379
Miscellaneous	211
Total expenses before reductions	782,899
Expense reductions	(28,016)
Total expenses after reductions		754,883
Net Investment income (loss)		(9,071)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,854)	1,783,032
Foreign currency transactions	(7,103)
Total net realized gain (loss)		1,775,929
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,275)	25,061,966
Assets and liabilities in foreign currencies	(635)
Total change in net unrealized appreciation (depreciation)		25,061,331
Net gain (loss)		26,837,260
Net increase (decrease) in net assets resulting from operations		$26,828,189
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,071)	$451,576
Net realized gain (loss)	1,775,929	6,999,028
Change in net unrealized appreciation (depreciation)	25,061,331	6,089,775
Net increase (decrease) in net assets resulting from operations	26,828,189	13,540,379
Distributions to shareholders	(6,869,783)	-

Share transactions - net increase (decrease)	11,120,097	4,868,472
Total increase (decrease) in net assets	31,078,503	18,408,851

Net Assets
Beginning of period	99,715,178	81,306,327
End of period	$130,793,681	$99,715,178

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$16.68	$24.21	$18.53	$15.65	$16.48
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.08	(.06)	(.09) C	(.08)	.10
Net realized and unrealized gain (loss)	5.00	2.74	(5.64)	5.77	3.03	.50
Total from investment operations	4.99	2.82	(5.70)	5.68	2.95	.60
Distributions from net investment income	(.05)	-	-	-	(.07)	(.02)
Distributions from net realized gain	(1.27)	-	(1.83)	-	-	(1.41)
Total distributions	(1.33) D	-	(1.83)	-	(.07)	(1.43)
Net asset value, end of period	$23.16	$19.50	$16.68	$24.21	$18.53	$15.65
Total Return E,F,G	26.66%	16.91%	(25.40)%	30.65%	18.89%	4.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.37% J	1.22%	1.31%	1.15%	1.23%	1.14%
Expenses net of fee waivers, if any	1.29 % J	1.22%	1.30%	1.15%	1.23%	1.14%
Expenses net of all reductions	1.29% J	1.22%	1.30%	1.15%	1.21%	1.14%
Net investment income (loss)	(.06)% J	.42%	(.32)%	(.42)% C	(.45)%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$43,284	$32,433	$28,069	$40,398	$31,247	$30,046
Portfolio turnover rate K	40 % J	39%	42%	58%	44%	142%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.22	$15.63	$22.85	$17.54	$14.82	$15.70
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.03	(.10)	(.14) C	(.12)	.05
Net realized and unrealized gain (loss)	4.66	2.56	(5.29)	5.45	2.87	.48
Total from investment operations	4.63	2.59	(5.39)	5.31	2.75	.53
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(1.27)	-	(1.83)	-	-	(1.41)
Total distributions	(1.27)	-	(1.83)	-	(.03)	(1.41)
Net asset value, end of period	$21.58	$18.22	$15.63	$22.85	$17.54	$14.82
Total Return D,E,F	26.53%	16.57%	(25.56)%	30.27%	18.59%	4.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61% I	1.47%	1.56%	1.41%	1.51%	1.43%
Expenses net of fee waivers, if any	1.54 % I	1.47%	1.55%	1.41%	1.50%	1.43%
Expenses net of all reductions	1.53% I	1.47%	1.55%	1.41%	1.49%	1.42%
Net investment income (loss)	(.30)% I	.18%	(.58)%	(.68)% C	(.73)%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$22,021	$17,748	$16,273	$22,618	$18,864	$18,611
Portfolio turnover rate J	40 % I	39%	42%	58%	44%	142%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.62	$13.47	$20.04	$15.46	$13.10	$14.11
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.06)	(.17)	(.22) C	(.17)	(.01)
Net realized and unrealized gain (loss)	3.96	2.21	(4.57)	4.80	2.53	.41
Total from investment operations	3.89	2.15	(4.74)	4.58	2.36	.40
Distributions from net realized gain	(1.26)	-	(1.83)	-	-	(1.41)
Total distributions	(1.26)	-	(1.83)	-	-	(1.41)
Net asset value, end of period	$18.25	$15.62	$13.47	$20.04	$15.46	$13.10
Total Return D,E,F	26.17%	15.96%	(25.94)%	29.62%	18.02%	3.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.12% I	2.01%	2.08%	1.92%	1.99%	1.90%
Expenses net of fee waivers, if any	2.04 % I	2.01%	2.05%	1.92%	1.98%	1.90%
Expenses net of all reductions	2.04% I	2.01%	2.05%	1.92%	1.97%	1.89%
Net investment income (loss)	(.80)% I	(.36)%	(1.07)%	(1.19)% C	(1.21)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,579	$4,192	$4,907	$8,044	$9,134	$12,540
Portfolio turnover rate J	40 % I	39%	42%	58%	44%	142%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.99	$17.89	$25.75	$19.65	$16.57	$17.37
Income from Investment Operations
Net investment income (loss) A,B	.02	.16	- C	(.02) D	(.02)	.16
Net realized and unrealized gain (loss)	5.38	2.94	(6.03)	6.12	3.21	.52
Total from investment operations	5.40	3.10	(6.03)	6.10	3.19	.68
Distributions from net investment income	(.13)	-	-	-	(.11)	(.08)
Distributions from net realized gain	(1.27)	-	(1.83)	-	-	(1.41)
Total distributions	(1.40)	-	(1.83)	-	(.11)	(1.48) E
Net asset value, end of period	$24.99	$20.99	$17.89	$25.75	$19.65	$16.57
Total Return F,G	26.79%	17.33%	(25.14)%	31.04%	19.37%	4.69%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.05% J	.88%	.97%	.82%	.89%	.82%
Expenses net of fee waivers, if any	1.04 % J	.88%	.96%	.82%	.89%	.82%
Expenses net of all reductions	1.04% J	.88%	.96%	.82%	.87%	.82%
Net investment income (loss)	.20% J	.76%	.01%	(.09)% D	(.11)%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$59,911	$45,342	$32,058	$49,146	$38,359	$37,068
Portfolio turnover rate K	40 % J	39%	42%	58%	44%	142%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,716,546
Gross unrealized depreciation	(601,038)
Net unrealized appreciation (depreciation)	$43,115,508
Tax cost	$89,438,772

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	31,437,578	22,091,364
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Global Capital Appreciation Fund	MSCI All Country World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .06%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	50,268	928
Class M	.25%	.25%	51,780	246
Class C	.75%	.25%	25,668	3,502
			127,716	4,676

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,740
Class M	523
Class CA	112
10,375

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1317

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	25,637.20
Class M	13,307.20
Class C	3,406.21
Class I	22,645.13
	64,995
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	124

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Global Capital Appreciation Fund	3,872,211	1,135,759	(123,380)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	108
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Capital Appreciation Fund	45	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	13,779
Class M	1.55%	6,960
Class C	2.05%	1,874
		22,613

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $128. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	27

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,248.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$2,253,708	$ -
Class M	1,218,995	-
Class C	351,095	-
Class I	3,045,985	-
Total	$6,869,783	$-

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	317,706	236,799	$6,973,023	$4,608,114
Reinvestment of distributions	110,134	-	2,200,473	-
Shares redeemed	(222,162)	(256,152)	(4,943,663)	(4,908,049)
Net increase (decrease)	205,678	(19,353)	$4,229,833	$(299,935)
Class M
Shares sold	44,617	43,515	$923,816	$776,382
Reinvestment of distributions	65,309	-	1,216,704	-
Shares redeemed	(63,390)	(110,804)	(1,293,246)	(1,962,893)
Net increase (decrease)	46,536	(67,289)	$847,274	$(1,186,511)
Class C
Shares sold	48,941	37,916	$845,349	$590,266
Reinvestment of distributions	22,230	-	351,017	-
Shares redeemed	(33,897)	(133,865)	(579,915)	(2,055,865)
Net increase (decrease)	37,274	(95,949)	$616,451	$(1,465,599)
Class I
Shares sold	327,632	661,612	$7,790,347	$13,832,392
Reinvestment of distributions	134,331	-	2,893,489	-
Shares redeemed	(225,331)	(292,717)	(5,257,297)	(6,011,875)
Net increase (decrease)	236,632	368,895	$5,426,539	$7,820,517
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Global Capital Appreciation Fund
Class A	1.29%
Actual		$ 1,000	$ 1,266.60	$ 7.27
Hypothetical-B		$ 1,000	$ 1,018.45	$ 6.47
Class M	1.54%
Actual		$ 1,000	$ 1,265.30	$ 8.67
Hypothetical-B		$ 1,000	$ 1,017.21	$ 7.72
Class C	2.04%
Actual		$ 1,000	$ 1,261.70	$ 11.47
Hypothetical-B		$ 1,000	$ 1,014.72	$ 10.22
Class I	1.04%
Actual		$ 1,000	$ 1,267.90	$ 5.86
Hypothetical-B		$ 1,000	$ 1,019.69	$ 5.22

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Global Capital Appreciation Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.38% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.719689.125
AGLO-SANN-0624
Fidelity Advisor® Global Equity Income Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp. (United States of America, Software)	4.7
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.3
Rheinmetall AG (Germany, Aerospace & Defense)	2.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3
NXP Semiconductors NV (China, Semiconductors & Semiconductor Equipment)	2.1
JPMorgan Chase & Co. (United States of America, Banks)	2.1
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6
Bank of America Corp. (United States of America, Banks)	1.6
Linde PLC (United States of America, Chemicals)	1.5
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.5
24.2

Market Sectors (% of Fund's net assets)

Information Technology	19.7
Financials	13.9
Industrials	13.5
Health Care	10.7
Consumer Staples	9.3
Consumer Discretionary	9.1
Communication Services	5.8
Materials	5.2
Energy	5.0
Utilities	3.9
Real Estate	1.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Belgium - 0.9%
KBC Group NV	7,267	542,098
UCB SA	2,101	279,264
TOTAL BELGIUM		821,362
Brazil - 0.6%
Equatorial Energia SA	104,714	616,878
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	18,767	1,040,150
Canadian Natural Resources Ltd.	9,635	730,123
Constellation Software, Inc.	219	563,831
Constellation Software, Inc. warrants 3/31/40 (a)(b)	219	0
Imperial Oil Ltd.	10,819	743,848
Metro, Inc.	13,969	714,559
PrairieSky Royalty Ltd.	36,606	697,472
TOTAL CANADA		4,489,983
China - 2.5%
Kweichow Moutai Co. Ltd. (A Shares)	816	191,324
NXP Semiconductors NV	7,901	2,024,157
SITC International Holdings Co. Ltd.	90,487	196,230
TOTAL CHINA		2,411,711
Finland - 0.9%
Elisa Corp. (A Shares)	15,987	722,035
Neste OYJ	4,672	106,400
TOTAL FINLAND		828,435
France - 3.4%
Airbus Group NV	5,316	874,789
Capgemini SA	2,857	600,487
Edenred SA	6,875	326,203
LVMH Moet Hennessy Louis Vuitton SE	1,411	1,159,047
VINCI SA	2,436	285,441
TOTAL FRANCE		3,245,967
Germany - 3.8%
Deutsche Telekom AG	26,883	615,770
Rheinmetall AG	4,230	2,334,773
Siemens AG	3,288	615,953
TOTAL GERMANY		3,566,496
Hong Kong - 0.6%
AIA Group Ltd.	60,814	445,424
HKBN Ltd.	271,997	81,820
TOTAL HONG KONG		527,244
Hungary - 0.4%
Richter Gedeon PLC	15,802	402,398
India - 0.3%
HDFC Bank Ltd. sponsored ADR	3,440	198,144
Redington (India) Ltd.	45,659	119,345
TOTAL INDIA		317,489
Italy - 0.6%
Prysmian SpA	10,300	562,579
Japan - 6.3%
Capcom Co. Ltd.	22,188	365,269
Daiichikosho Co. Ltd.	29,222	341,091
FUJIFILM Holdings Corp.	13,281	282,520
Hitachi Ltd.	8,177	754,416
Hoya Corp.	4,231	490,541
Inaba Denki Sangyo Co. Ltd.	19,756	460,918
Minebea Mitsumi, Inc.	11,098	207,869
Mitsubishi Electric Corp.	8,300	144,668
Renesas Electronics Corp.	30,169	489,816
Roland Corp.	11,195	304,334
Shin-Etsu Chemical Co. Ltd.	18,663	722,425
Sony Group Corp.	9,797	809,735
Toyota Motor Corp.	25,447	580,410
TOTAL JAPAN		5,954,012
Kenya - 0.2%
Safaricom Ltd.	1,435,064	169,550
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	16,336	905,521
Luxembourg - 0.2%
L'Occitane Ltd.	49,500	203,994
Sweden - 0.3%
HEXPOL AB (B Shares)	27,302	312,153
Switzerland - 1.0%
Compagnie Financiere Richemont SA Series A	2,360	326,216
Galderma Group AG	2,900	216,100
Sika AG	1,592	455,995
TOTAL SWITZERLAND		998,311
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	89,421	2,137,269
United Kingdom - 6.8%
AstraZeneca PLC sponsored ADR	16,597	1,259,380
B&M European Value Retail SA	80,508	522,108
BAE Systems PLC	51,389	854,713
Compass Group PLC	22,311	620,552
Diageo PLC	9,423	325,656
Games Workshop Group PLC	800	99,064
JD Sports Fashion PLC	279,653	403,953
London Stock Exchange Group PLC	4,700	518,129
RELX PLC (London Stock Exchange)	18,499	760,066
RS GROUP PLC	39,005	359,204
Starling Bank Ltd. Series D (a)(b)(c)	20,800	78,232
Unilever PLC	7,942	410,846
WH Smith PLC	12,992	178,089
TOTAL UNITED KINGDOM		6,389,992
United States of America - 60.2%
AbbVie, Inc.	4,800	780,672
Accenture PLC Class A	3,925	1,181,072
Albertsons Companies, Inc.	5,200	106,080
Amdocs Ltd.	9,791	822,346
Ameren Corp.	6,089	449,794
American Tower Corp.	1,996	342,434
Apple, Inc.	24,108	4,106,316
AT&T, Inc.	16,508	278,820
Ball Corp.	3,098	215,528
Bank of America Corp.	41,128	1,522,147
BJ's Wholesale Club Holdings, Inc. (a)	7,210	538,443
BlackRock, Inc. Class A	400	301,856
Capital One Financial Corp.	4,454	638,837
Chubb Ltd.	2,690	668,842
Cisco Systems, Inc.	18,846	885,385
Comcast Corp. Class A	15,882	605,263
Costco Wholesale Corp.	898	649,164
Crane Co.	4,021	562,980
Crane NXT Co.	2,421	147,221
Crown Holdings, Inc.	5,670	465,337
Danaher Corp.	4,234	1,044,189
Dollar Tree, Inc. (a)	5,825	688,806
Eli Lilly & Co.	1,816	1,418,478
Estee Lauder Companies, Inc. Class A	1,957	287,111
Experian PLC	17,215	694,349
Exxon Mobil Corp.	12,872	1,522,371
Freeport-McMoRan, Inc.	20,637	1,030,612
GE Vernova LLC	1,839	282,673
General Dynamics Corp.	900	258,381
General Electric Co.	6,457	1,044,872
Gilead Sciences, Inc.	8,201	534,705
GSK PLC	23,400	485,478
H&R Block, Inc.	13,925	657,678
Hartford Financial Services Group, Inc.	9,708	940,608
Hess Corp.	3,608	568,224
Hillenbrand, Inc.	4,700	224,284
Johnson Controls International PLC	7,206	468,894
JPMorgan Chase & Co.	10,534	2,019,789
Kenvue, Inc.	12,200	229,604
Keurig Dr. Pepper, Inc.	10,337	348,357
Lamar Advertising Co. Class A	6,346	735,184
Linde PLC	3,270	1,441,939
Lowe's Companies, Inc.	2,996	683,058
M&T Bank Corp.	4,925	711,121
McDonald's Corp.	2,657	725,467
MDU Resources Group, Inc.	6,100	150,670
Merck & Co., Inc.	6,944	897,304
Microsoft Corp.	11,369	4,426,296
Mondelez International, Inc.	3,454	248,481
MSCI, Inc.	562	261,774
Nestle SA (Reg. S)	4,941	496,077
NextEra Energy, Inc.	10,379	695,082
Norfolk Southern Corp.	500	115,160
PG&E Corp.	10,627	181,828
Phillips 66 Co.	1,643	235,294
PNC Financial Services Group, Inc.	6,596	1,010,903
Procter & Gamble Co.	5,326	869,203
Roche Holding AG (participation certificate)	3,221	771,797
Samsonite International SA (d)	79,200	278,441
Sanofi SA	6,180	610,541
Southern Co.	7,550	554,925
Southwest Gas Holdings, Inc.	2,700	201,474
T-Mobile U.S., Inc.	6,679	1,096,491
Tapestry, Inc.	8,108	323,671
Target Corp.	1,669	268,676
The Boeing Co. (a)	200	33,568
The Coca-Cola Co.	10,272	634,501
The Travelers Companies, Inc.	3,936	835,062
The Walt Disney Co.	6,600	733,260
TJX Companies, Inc.	9,620	905,146
U.S. Bancorp	11,900	483,497
United Parcel Service, Inc. Class B	2,435	359,114
UnitedHealth Group, Inc.	2,323	1,123,635
Valero Energy Corp.	1,258	201,116
Veralto Corp.	1,992	186,611
Verizon Communications, Inc.	9,023	356,318
Vistra Corp.	10,006	758,855
Walmart, Inc.	10,540	625,549
WEC Energy Group, Inc.	3,165	261,556
Wells Fargo & Co.	23,327	1,383,758
TOTAL UNITED STATES OF AMERICA		56,890,403
Zambia - 0.3%
First Quantum Minerals Ltd.	20,250	257,124
TOTAL COMMON STOCKS (Cost $70,978,300)		92,008,871

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $2,568,520)	2,568,006	2,568,520

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $73,546,820)	94,577,391
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,449)
NET ASSETS - 100.0%	94,564,942

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,232 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,441 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,880,612	19,360,726	18,672,827	49,629	9	-	2,568,520	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,681,483	1,681,483	160	-	-	-	0.0%
Total	1,880,612	21,042,209	20,354,310	49,789	9	-	2,568,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,365,687	3,961,737	1,403,950	-
Consumer Discretionary	8,576,969	4,498,234	4,078,735	-
Consumer Staples	8,876,581	7,248,684	1,627,897	-
Energy	4,804,848	4,804,848	-	-
Financials	12,886,424	11,844,639	963,553	78,232
Health Care	10,314,482	7,956,125	2,358,357	-
Industrials	12,793,175	6,943,763	5,849,412	-
Information Technology	18,691,582	14,156,624	4,534,958	-
Materials	4,901,113	4,178,688	722,425	-
Real Estate	1,077,618	1,077,618	-	-
Utilities	3,720,392	3,720,392	-	-

Money Market Funds	2,568,520	2,568,520	-	-
Total Investments in Securities:	94,577,391	72,959,872	21,539,287	78,232
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $70,978,300)	$92,008,871
Fidelity Central Funds (cost $2,568,520)	2,568,520

Total Investment in Securities (cost $73,546,820)		$94,577,391
Foreign currency held at value (cost $7,615)		7,643
Receivable for investments sold		4
Receivable for fund shares sold		29,570
Dividends receivable		123,605
Reclaims receivable		78,391
Distributions receivable from Fidelity Central Funds		11,628
Prepaid expenses		36
Receivable from investment adviser for expense reductions		28,094
Total assets		94,856,362
Liabilities
Payable for investments purchased	$65,428
Payable for fund shares redeemed	100,426
Accrued management fee	63,638
Distribution and service plan fees payable	15,081
Audit fee payable	41,722
Other payables and accrued expenses	5,125
Total liabilities		291,420
Net Assets		$94,564,942
Net Assets consist of:
Paid in capital		$73,340,272
Total accumulated earnings (loss)		21,224,670
Net Assets		$94,564,942

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($22,617,264 ÷ 1,099,514 shares)(a)		$20.57
Maximum offering price per share (100/94.25 of $20.57)		$21.82
Class M :
Net Asset Value and redemption price per share ($15,230,471 ÷ 741,179 shares)(a)		$20.55
Maximum offering price per share (100/96.50 of $20.55)		$21.30
Class C :
Net Asset Value and offering price per share ($4,795,892 ÷ 235,970 shares)(a)		$20.32
Class I :
Net Asset Value, offering price and redemption price per share ($15,392,822 ÷ 747,597 shares)		$20.59
Class Z :
Net Asset Value, offering price and redemption price per share ($36,528,493 ÷ 1,760,711 shares)		$20.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$1,070,482
Income from Fidelity Central Funds (including $160 from security lending)		49,789
Income before foreign taxes withheld		$1,120,271
Less foreign taxes withheld		(51,654)
Total income		1,068,617
Expenses
Management fee	$358,210
Transfer agent fees	40,194
Distribution and service plan fees	86,987
Accounting fees	16,888
Custodian fees and expenses	9,599
Independent trustees' fees and expenses	258
Registration fees	61,113
Audit	34,565
Legal	677
Miscellaneous	201
Total expenses before reductions	608,692
Expense reductions	(32,912)
Total expenses after reductions		575,780
Net Investment income (loss)		492,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,541,045
Fidelity Central Funds	9
Foreign currency transactions	(1,320)
Total net realized gain (loss)		1,539,734
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $5,103)	14,073,329
Assets and liabilities in foreign currencies	(1,103)
Total change in net unrealized appreciation (depreciation)		14,072,226
Net gain (loss)		15,611,960
Net increase (decrease) in net assets resulting from operations		$16,104,797
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$492,837	$1,146,560
Net realized gain (loss)	1,539,734	(968,815)
Change in net unrealized appreciation (depreciation)	14,072,226	2,150,099
Net increase (decrease) in net assets resulting from operations	16,104,797	2,327,844
Distributions to shareholders	(372,215)	(1,156,098)

Share transactions - net increase (decrease)	(15,902,852)	37,571,402
Total increase (decrease) in net assets	(170,270)	38,743,148

Net Assets
Beginning of period	94,735,212	55,992,064
End of period	$94,564,942	$94,735,212

Financial Highlights
Fidelity Advisor® Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.61	$17.01	$21.07	$15.95	$15.33	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.08	.20	.15	.10	.13	.19
Net realized and unrealized gain (loss)	2.94	.61	(2.41)	5.32	.61	1.76
Total from investment operations	3.02	.81	(2.26)	5.42	.74	1.95
Distributions from net investment income	(.06)	(.21)	(.11)	(.10) C	(.12)	(.20)
Distributions from net realized gain	-	-	(1.69)	(.20) C	-	(.28)
Total distributions	(.06)	(.21)	(1.80)	(.30)	(.12)	(.48)
Net asset value, end of period	$20.57	$17.61	$17.01	$21.07	$15.95	$15.33
Total Return D,E,F	17.18%	4.71%	(11.78)%	34.23%	4.87%	14.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.37% I	1.40%	1.54%	1.72%	1.97%	2.18%
Expenses net of fee waivers, if any	1.29 % I	1.29%	1.30%	1.34%	1.39%	1.45%
Expenses net of all reductions	1.29% I	1.29%	1.30%	1.34%	1.38%	1.45%
Net investment income (loss)	.84% I	1.10%	.81%	.49%	.81%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$22,617	$18,786	$16,093	$12,640	$8,362	$8,314
Portfolio turnover rate J	29 % I	25%	17%	40%	52%	18% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.59	$17.00	$21.05	$15.94	$15.32	$13.85
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.10	.05	.09	.15
Net realized and unrealized gain (loss)	2.94	.60	(2.40)	5.31	.61	1.76
Total from investment operations	3.00	.76	(2.30)	5.36	.70	1.91
Distributions from net investment income	(.04)	(.17)	(.05)	(.06) C	(.08)	(.16)
Distributions from net realized gain	-	-	(1.69)	(.20) C	-	(.28)
Total distributions	(.04)	(.17)	(1.75) D	(.25) D	(.08)	(.44)
Net asset value, end of period	$20.55	$17.59	$17.00	$21.05	$15.94	$15.32
Total Return E,F,G	17.06%	4.41%	(11.98)%	33.89%	4.63%	14.23%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.60% J	1.62%	1.76%	1.95%	2.24%	2.49%
Expenses net of fee waivers, if any	1.54 % J	1.54%	1.55%	1.60%	1.64%	1.70%
Expenses net of all reductions	1.54% J	1.54%	1.55%	1.60%	1.63%	1.70%
Net investment income (loss)	.59% J	.85%	.56%	.23%	.56%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$15,230	$12,430	$8,535	$8,442	$3,545	$3,135
Portfolio turnover rate K	29 % J	25%	17%	40%	52%	18% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.41	$16.82	$20.88	$15.84	$15.24	$13.77
Income from Investment Operations
Net investment income (loss) A,B	.01	.06	.01	(.05)	.01	.08
Net realized and unrealized gain (loss)	2.90	.61	(2.39)	5.28	.62	1.75
Total from investment operations	2.91	.67	(2.38)	5.23	.63	1.83
Distributions from net investment income	-	(.08)	(.02)	- C,D	(.03)	(.09)
Distributions from net realized gain	-	-	(1.66)	(.19) C	-	(.28)
Total distributions	-	(.08)	(1.68)	(.19)	(.03)	(.36) E
Net asset value, end of period	$20.32	$17.41	$16.82	$20.88	$15.84	$15.24
Total Return F,G,H	16.71%	3.94%	(12.46)%	33.22%	4.12%	13.71%
Ratios to Average Net Assets A,I,J
Expenses before reductions	2.12% K	2.17%	2.31%	2.47%	2.75%	2.99%
Expenses net of fee waivers, if any	2.04 % K	2.04%	2.05%	2.09%	2.14%	2.20%
Expenses net of all reductions	2.04% K	2.04%	2.05%	2.09%	2.13%	2.20%
Net investment income (loss)	.09% K	.35%	.06%	(.26)%	.06%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$4,796	$4,313	$4,437	$5,891	$4,082	$4,173
Portfolio turnover rate L	29 % K	25%	17%	40%	52%	18% M

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.63	$17.03	$21.09	$15.96	$15.35	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.19	.15	.17	.22
Net realized and unrealized gain (loss)	2.94	.60	(2.40)	5.32	.60	1.77
Total from investment operations	3.05	.85	(2.21)	5.47	.77	1.99
Distributions from net investment income	(.09)	(.25)	(.15)	(.15) C	(.16)	(.24)
Distributions from net realized gain	-	-	(1.69)	(.20) C	-	(.28)
Total distributions	(.09)	(.25)	(1.85) D	(.34) D	(.16)	(.52)
Net asset value, end of period	$20.59	$17.63	$17.03	$21.09	$15.96	$15.35
Total Return E,F	17.31%	4.96%	(11.53)%	34.59%	5.08%	14.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.09% I	1.11%	1.15%	1.37%	1.63%	1.83%
Expenses net of fee waivers, if any	1.04 % I	1.05%	1.04%	1.07%	1.13%	1.20%
Expenses net of all reductions	1.04% I	1.05%	1.04%	1.07%	1.12%	1.20%
Net investment income (loss)	1.09% I	1.35%	1.06%	.75%	1.06%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$15,393	$14,282	$16,953	$2,823	$2,378	$2,188
Portfolio turnover rate J	29 % I	25%	17%	40%	52%	18% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.75	$17.13	$21.18	$16.01	$15.37	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.22	.18	.19	.25
Net realized and unrealized gain (loss)	2.98	.60	(2.42)	5.34	.61	1.76
Total from investment operations	3.10	.88	(2.20)	5.52	.80	2.01
Distributions from net investment income	(.10)	(.26)	(.16)	(.15) C	(.16)	(.24)
Distributions from net realized gain	-	-	(1.69)	(.20) C	-	(.28)
Total distributions	(.10)	(.26)	(1.85)	(.35)	(.16)	(.52)
Net asset value, end of period	$20.75	$17.75	$17.13	$21.18	$16.01	$15.37
Total Return D,E	17.47%	5.09%	(11.41)%	34.75%	5.29%	15.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.97%	1.09%	1.29%	1.50%	1.37%
Expenses net of fee waivers, if any	.89 % H	.89%	.89%	.93%	.98%	1.04%
Expenses net of all reductions	.89% H	.89%	.89%	.93%	.97%	1.04%
Net investment income (loss)	1.24% H	1.50%	1.21%	.90%	1.21%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$36,528	$44,924	$9,974	$4,579	$3,354	$3,599
Portfolio turnover rate I	29 % H	25%	17%	40%	52%	18% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,622,633
Gross unrealized depreciation	(2,849,814)
Net unrealized appreciation (depreciation)	$20,772,819
Tax cost	$73,804,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,012,416)
Long-term	(334,711)
Total capital loss carryforward	$(1,347,127)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Equity Income Fund	13,875,836	31,470,554

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.88
Class M	0.86
Class C	0.88
Class I	0.85
Class Z	0.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.86
Class C	.87
Class I	.85
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	27,014	2,166
Class M	.25%	.25%	36,214	163
Class C	.75%	.25%	23,759	4,316
			86,987	6,645

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,066
Class M	393
Class CA	63
2,522
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000
Class M	0.1768
Class C	0.2000
Class I	0.1644

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	14,029.20
Class M	8,346.18
Class C	3,166.20
Class I	8,103.16
Class Z	6,550.04
	40,194
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Global Equity Income Fund	0.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Equity Income Fund	156

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Global Equity Income Fund	1,010,583	3,610,331	90,077

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Advisor Global Equity Income Fund	93

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Equity Income Fund	17	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	7,873
Class M	1.55%	3,975
Class C	2.05%	1,702
Class I	1.05%	2,785
Class Z	.90%	11,982
		28,317
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,595.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Global Equity Income Fund
Distributions to shareholders
Class A	$68,337	$214,532
Class M	28,874	103,575
Class C	-	18,505
Class I	68,738	291,932
Class Z	206,266	527,554
Total	$372,215	$1,156,098
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Global Equity Income Fund
Class A
Shares sold	96,799	417,192	$1,911,439	$7,613,221
Reinvestment of distributions	3,411	11,701	67,822	214,004
Shares redeemed	(67,546)	(308,132)	(1,349,086)	(5,632,749)
Net increase (decrease)	32,664	120,761	$630,175	$2,194,476
Class M
Shares sold	71,535	277,079	$1,423,250	$5,046,852
Reinvestment of distributions	1,457	5,646	28,837	103,558
Shares redeemed	(38,344)	(78,376)	(777,190)	(1,420,621)
Net increase (decrease)	34,648	204,349	$674,897	$3,729,789
Class C
Shares sold	18,428	57,136	$359,622	$1,042,747
Reinvestment of distributions	-	1,009	-	18,498
Shares redeemed	(30,233)	(74,169)	(592,009)	(1,330,726)
Net increase (decrease)	(11,805)	(16,024)	$(232,387)	$(269,481)
Class I
Shares sold	68,656	1,260,460	$1,377,539	$22,822,669
Reinvestment of distributions	2,677	13,415	53,009	244,927
Shares redeemed	(133,984)	(1,459,343)	(2,692,792)	(26,791,245)
Net increase (decrease)	(62,651)	(185,468)	$(1,262,244)	$(3,723,649)
Class Z
Shares sold	261,749	2,511,253	$5,272,705	$45,972,252
Reinvestment of distributions	10,020	27,802	199,258	513,800
Shares redeemed	(1,041,319)	(591,088)	(21,185,256)	(10,845,785)
Net increase (decrease)	(769,550)	1,947,967	$(15,713,293)	$35,640,267
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Global Equity Income Fund
Class A	1.29%
Actual		$ 1,000	$ 1,171.80	$ 6.97
Hypothetical-B		$ 1,000	$ 1,018.45	$ 6.47
Class M **	1.54%
Actual		$ 1,000	$ 1,170.60	$ 8.31
Hypothetical-B		$ 1,000	$ 1,017.21	$ 7.72
Class C	2.04%
Actual		$ 1,000	$ 1,167.10	$ 10.99
Hypothetical-B		$ 1,000	$ 1,014.72	$ 10.22
Class I	1.04%
Actual		$ 1,000	$ 1,173.10	$ 5.62
Hypothetical-B		$ 1,000	$ 1,019.69	$ 5.22
Class Z	.89%
Actual		$ 1,000	$ 1,174.70	$ 4.81
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Global Equity Income Fund
Class M	1.32%
Actual		$ 7.13
Hypothetical- B		$ 6.62

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Global Equity Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.38% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.938154.111
AGED-SANN-0624
Fidelity Advisor® Overseas Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
SAP SE (Germany, Software)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Tokio Marine Holdings, Inc. (Japan, Insurance)	2.1
Safran SA (France, Aerospace & Defense)	2.0
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	2.0
Wolters Kluwer NV (Netherlands, Professional Services)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
24.4

Market Sectors (% of Fund's net assets)

Financials	22.5
Industrials	19.2
Information Technology	18.6
Health Care	15.5
Consumer Discretionary	10.0
Materials	6.8
Consumer Staples	5.1
Energy	1.2
Communication Services	0.4
Real Estate	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	129,400	1,382
Belgium - 0.9%
Azelis Group NV	40,800	986
KBC Group NV	31,675	2,363
TOTAL BELGIUM		3,349
Canada - 2.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	55,800	3,093
Constellation Software, Inc.	2,380	6,127
Constellation Software, Inc. warrants 3/31/40 (b)(c)	2,780	0
Lumine Group, Inc. (b)	15,341	420
TOTAL CANADA		9,640
Denmark - 4.8%
Carlsberg A/S Series B	16,400	2,206
DSV A/S	15,904	2,271
Novo Nordisk A/S Series B	106,100	13,607
TOTAL DENMARK		18,084
Finland - 1.1%
Nordea Bank Abp	337,926	3,943
France - 13.8%
Accor SA	69,200	3,051
Air Liquide SA	29,010	5,674
ALTEN	22,075	2,608
Antin Infrastructure Partners SA	9,500	122
Capgemini SA	27,819	5,847
Dassault Systemes SA	60,300	2,367
Edenred SA	14,754	700
EssilorLuxottica SA	26,825	5,748
L'Oreal SA	10,200	4,786
LVMH Moet Hennessy Louis Vuitton SE	10,495	8,621
Safran SA	35,100	7,611
TotalEnergies SE	62,200	4,516
TOTAL FRANCE		51,651
Germany - 8.8%
Allianz SE	19,223	5,455
Deutsche Borse AG	24,103	4,647
Hannover Reuck SE	21,629	5,364
Infineon Technologies AG	61,700	2,141
Merck KGaA	19,700	3,132
SAP SE	48,100	8,685
Siemens Healthineers AG (a)	65,700	3,644
TOTAL GERMANY		33,068
Hong Kong - 1.0%
AIA Group Ltd.	487,600	3,571
India - 0.4%
HDFC Bank Ltd.	92,484	1,679
Indonesia - 0.8%
PT Bank Central Asia Tbk	5,124,000	3,081
Ireland - 1.0%
Kingspan Group PLC (Ireland)	43,300	3,875
Italy - 3.8%
FinecoBank SpA	219,563	3,384
GVS SpA (a)(b)	28,462	166
Industrie de Nora SpA	16,200	219
Recordati SpA	84,220	4,498
UniCredit SpA	160,100	5,876
TOTAL ITALY		14,143
Japan - 14.6%
Ajinomoto Co., Inc.	68,800	2,558
BayCurrent Consulting, Inc.	26,900	573
Capcom Co. Ltd.	100,200	1,650
DENSO Corp.	148,000	2,522
FUJIFILM Holdings Corp.	203,700	4,333
Hoya Corp.	43,931	5,093
Mitsubishi Heavy Industries Ltd.	469,000	4,193
NOF Corp.	134,013	1,798
Renesas Electronics Corp.	127,800	2,075
Rohto Pharmaceutical Co. Ltd.	40,600	792
Shin-Etsu Chemical Co. Ltd.	162,700	6,298
Sony Group Corp.	71,124	5,878
Suzuki Motor Corp.	319,884	3,725
TIS, Inc.	53,427	1,141
Tokio Marine Holdings, Inc.	247,300	7,816
Tokyo Electron Ltd.	18,781	4,120
TOTAL JAPAN		54,565
Netherlands - 8.0%
ASM International NV (Netherlands)	6,050	3,843
ASML Holding NV (Netherlands)	15,806	14,046
IMCD NV	28,850	4,380
Topicus.Com, Inc.	6,230	508
Wolters Kluwer NV	46,541	6,991
TOTAL NETHERLANDS		29,768
Spain - 0.8%
CaixaBank SA	570,400	3,008
Sweden - 3.1%
Addlife AB	124,837	1,162
AddTech AB (B Shares)	83,987	1,774
Atlas Copco AB (A Shares)	241,692	4,233
Indutrade AB	183,725	4,305
Kry International AB (b)(c)(d)	156	5
TOTAL SWEDEN		11,479
Switzerland - 4.9%
Alcon, Inc. (Switzerland)	49,360	3,818
Compagnie Financiere Richemont SA Series A	25,694	3,552
Galderma Group AG	17,965	1,339
Partners Group Holding AG	3,110	4,024
Sika AG	19,488	5,582
TOTAL SWITZERLAND		18,315
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	116,300	2,780
United Kingdom - 17.3%
3i Group PLC	134,000	4,787
AstraZeneca PLC (United Kingdom)	65,100	9,846
BAE Systems PLC	295,000	4,907
Beazley PLC	98,371	815
Compass Group PLC	239,254	6,655
Diageo PLC	162,276	5,608
Diploma PLC	62,467	2,832
Flutter Entertainment PLC (b)	4,924	918
Halma PLC	88,700	2,446
Hiscox Ltd.	92,673	1,424
InterContinental Hotel Group PLC	28,328	2,763
Lloyds Banking Group PLC	5,536,400	3,573
London Stock Exchange Group PLC	54,600	6,019
RELX PLC (London Stock Exchange)	182,384	7,494
Sage Group PLC	250,100	3,644
Volution Group PLC	208,151	1,133
TOTAL UNITED KINGDOM		64,864
United States of America - 10.5%
CBRE Group, Inc. (b)	200	17
CDW Corp.	11,000	2,660
Experian PLC	83,500	3,368
Ferguson PLC	22,800	4,832
ICON PLC (b)	10,900	3,247
Linde PLC	13,734	6,056
Marsh & McLennan Companies, Inc.	29,730	5,929
S&P Global, Inc.	11,931	4,961
Schneider Electric SA	24,100	5,495
Thermo Fisher Scientific, Inc.	4,800	2,730
TOTAL UNITED STATES OF AMERICA		39,295
TOTAL COMMON STOCKS (Cost $251,928)		371,540

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (b)(c)(d) (Cost $412)	901	37

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $252,340)	371,577
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,560
NET ASSETS - 100.0%	374,137

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,192,000 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,244	36,321	40,565	81	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,927	2,927	5	-	-	-	0.0%
Total	4,244	39,248	43,492	86	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,650	-	1,650	-
Consumer Discretionary	37,685	3,969	33,716	-
Consumer Staples	19,043	7,879	11,164	-
Energy	4,516	-	4,516	-
Financials	83,923	34,411	49,512	-
Health Care	57,864	25,674	32,190	-
Industrials	71,638	33,764	37,874	-
Information Technology	69,833	36,302	33,489	42
Materials	25,408	11,638	13,770	-
Real Estate	17	17	-	-

Total Investments in Securities:	371,577	153,654	217,881	42
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $252,340):		$371,577
Foreign currency held at value (cost $72)		72
Receivable for investments sold		617
Receivable for fund shares sold		74
Dividends receivable		801
Reclaims receivable		1,570
Distributions receivable from Fidelity Central Funds		10
Other receivables		71
Total assets		374,792
Liabilities
Payable to custodian bank	$50
Payable for investments purchased	119
Payable for fund shares redeemed	130
Accrued management fee	215
Distribution and service plan fees payable	87
Audit fee payable	38
Other payables and accrued expenses	16
Total liabilities		655
Net Assets		$374,137
Net Assets consist of:
Paid in capital		$282,909
Total accumulated earnings (loss)		91,228
Net Assets		$374,137

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($44,237 ÷ 1,417 shares)(a)		$31.22
Maximum offering price per share (100/94.25 of $31.22)		$33.12
Class M :
Net Asset Value and redemption price per share ($178,274 ÷ 5,567 shares)(a)		$32.02
Maximum offering price per share (100/96.50 of $32.02)		$33.18
Class C :
Net Asset Value and offering price per share ($2,719 ÷ 92 shares)(a)(b)		$29.68
Class I :
Net Asset Value, offering price and redemption price per share ($52,721 ÷ 1,637 shares)(b)		$32.20
Class Z :
Net Asset Value, offering price and redemption price per share ($96,186 ÷ 2,993 shares)(b)		$32.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$3,457
Income from Fidelity Central Funds (including $5 from security lending)		86
Income before foreign taxes withheld		$3,543
Less foreign taxes withheld		(245)
Total income		3,298
Expenses
Management fee
Basic fee	$1,296
Performance adjustment	(161)
Transfer agent fees	172
Distribution and service plan fees	512
Accounting fees	60
Custodian fees and expenses	23
Independent trustees' fees and expenses	1
Registration fees	54
Audit	48
Legal	1
Miscellaneous	3
Total expenses before reductions	2,009
Expense reductions	(17)
Total expenses after reductions		1,992
Net Investment income (loss)		1,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $96)	5,307
Foreign currency transactions	(17)
Total net realized gain (loss)		5,290
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $63)	59,749
Assets and liabilities in foreign currencies	(35)
Total change in net unrealized appreciation (depreciation)		59,714
Net gain (loss)		65,004
Net increase (decrease) in net assets resulting from operations		$66,310
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,306	$3,255
Net realized gain (loss)	5,290	7,127
Change in net unrealized appreciation (depreciation)	59,714	30,705
Net increase (decrease) in net assets resulting from operations	66,310	41,087
Distributions to shareholders	(2,839)	(1,443)

Share transactions - net increase (decrease)	(16,639)	(26,879)
Total increase (decrease) in net assets	46,832	12,765

Net Assets
Beginning of period	327,305	314,540
End of period	$374,137	$327,305

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.09	$23.29	$34.07	$24.73	$24.27	$22.48
Income from Investment Operations
Net investment income (loss) A,B	.10	.23	.14	(.04)	(.02)	.35
Net realized and unrealized gain (loss)	5.26	2.67	(10.20)	9.38	.83	2.38
Total from investment operations	5.36	2.90	(10.06)	9.34	.81	2.73
Distributions from net investment income	(.23)	(.10)	-	-	(.35)	(.21)
Distributions from net realized gain	-	-	(.72)	-	-	(.73)
Total distributions	(.23)	(.10)	(.72)	-	(.35)	(.94)
Net asset value, end of period	$31.22	$26.09	$23.29	$34.07	$24.73	$24.27
Total Return C,D,E	20.59%	12.43%	(30.12)%	37.77%	3.33%	12.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.12% H	1.13%	1.36%	1.43%	1.49%	1.21%
Expenses net of fee waivers, if any	1.11 % H	1.12%	1.36%	1.43%	1.49%	1.21%
Expenses net of all reductions	1.11% H	1.12%	1.36%	1.43%	1.48%	1.19%
Net investment income (loss)	.67% H	.84%	.51%	(.12)%	(.08)%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$44	$38	$35	$56	$46	$49
Portfolio turnover rate I	30 % H	37%	46%	33% J	46%	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.73	$23.85	$34.94	$25.41	$24.94	$23.06
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.09	(.11)	(.07)	.31
Net realized and unrealized gain (loss)	5.38	2.73	(10.46)	9.64	.84	2.45
Total from investment operations	5.45	2.91	(10.37)	9.53	.77	2.76
Distributions from net investment income	(.16)	(.03)	-	-	(.30)	(.15)
Distributions from net realized gain	-	-	(.72)	-	-	(.73)
Total distributions	(.16)	(.03)	(.72)	-	(.30)	(.88)
Net asset value, end of period	$32.02	$26.73	$23.85	$34.94	$25.41	$24.94
Total Return C,D,E	20.44%	12.21%	(30.26)%	37.50%	3.09%	12.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.34% H	1.33%	1.57%	1.65%	1.71%	1.42%
Expenses net of fee waivers, if any	1.33 % H	1.33%	1.57%	1.65%	1.70%	1.42%
Expenses net of all reductions	1.33% H	1.33%	1.57%	1.65%	1.70%	1.40%
Net investment income (loss)	.45% H	.64%	.30%	(.34)%	(.29)%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$178	$155	$150	$238	$194	$221
Portfolio turnover rate I	30 % H	37%	46%	33% J	46%	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.71	$22.15	$32.69	$23.92	$23.46	$21.72
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	(.08)	(.28)	(.21)	.15
Net realized and unrealized gain (loss)	4.98	2.55	(9.74)	9.05	.80	2.32
Total from investment operations	4.97	2.56	(9.82)	8.77	.59	2.47
Distributions from net investment income	-	-	-	-	(.13)	-
Distributions from net realized gain	-	-	(.72)	-	-	(.73)
Total distributions	-	-	(.72)	-	(.13)	(.73)
Net asset value, end of period	$29.68	$24.71	$22.15	$32.69	$23.92	$23.46
Total Return C,D,E	20.11%	11.56%	(30.66)%	36.66%	2.50%	11.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.87% H	1.92%	2.16%	2.25%	2.31%	2.03%
Expenses net of fee waivers, if any	1.86 % H	1.91%	2.16%	2.25%	2.31%	2.03%
Expenses net of all reductions	1.86% H	1.91%	2.16%	2.25%	2.30%	2.02%
Net investment income (loss)	(.08)% H	.05%	(.29)%	(.94)%	(.89)%	.70%
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$3	$5	$5	$6
Portfolio turnover rate I	30 % H	37%	46%	33% J	46%	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$24.03	$35.03	$25.35	$24.79	$22.99
Income from Investment Operations
Net investment income (loss) A,B	.15	.32	.23	.06	.07	.42
Net realized and unrealized gain (loss)	5.41	2.75	(10.51)	9.62	.84	2.43
Total from investment operations	5.56	3.07	(10.28)	9.68	.91	2.85
Distributions from net investment income	(.30)	(.16)	-	-	(.35)	(.32)
Distributions from net realized gain	-	-	(.72)	-	-	(.73)
Total distributions	(.30)	(.16)	(.72)	-	(.35)	(1.05)
Net asset value, end of period	$32.20	$26.94	$24.03	$35.03	$25.35	$24.79
Total Return C,D	20.73%	12.78%	(29.91)%	38.19%	3.68%	13.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83% G	.83%	1.08%	1.12%	1.15%	.91%
Expenses net of fee waivers, if any	.82 % G	.83%	1.08%	1.12%	1.15%	.91%
Expenses net of all reductions	.82% G	.83%	1.08%	1.12%	1.14%	.90%
Net investment income (loss)	.96% G	1.14%	.79%	.19%	.27%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$53	$49	$48	$85	$121	$117
Portfolio turnover rate H	30 % G	37%	46%	33% I	46%	45% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.91	$24.03	$34.97	$25.28	$24.79	$23.00
Income from Investment Operations
Net investment income (loss) A,B	.17	.36	.27	.09	.09	.45
Net realized and unrealized gain (loss)	5.41	2.74	(10.49)	9.60	.84	2.43
Total from investment operations	5.58	3.10	(10.22)	9.69	.93	2.88
Distributions from net investment income	(.35)	(.22)	-	-	(.44)	(.36)
Distributions from net realized gain	-	-	(.72)	-	-	(.73)
Total distributions	(.35)	(.22)	(.72)	-	(.44)	(1.09)
Net asset value, end of period	$32.14	$26.91	$24.03	$34.97	$25.28	$24.79
Total Return C,D	20.84%	12.90%	(29.79)%	38.33%	3.77%	13.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.70%	.94%	1.02%	1.07%	.77%
Expenses net of fee waivers, if any	.70 % G	.69%	.93%	1.02%	1.06%	.77%
Expenses net of all reductions	.70% G	.69%	.93%	1.02%	1.05%	.76%
Net investment income (loss)	1.08% G	1.27%	.94%	.29%	.35%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$96	$83	$80	$108	$47	$38
Portfolio turnover rate H	30 % G	37%	46%	33% I	46%	45% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$122,277
Gross unrealized depreciation	(3,363)
Net unrealized appreciation (depreciation)	$118,914
Tax cost	$252,663

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(33,940)
Total capital loss carryforward	$(33,940)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	54,420	67,730
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.09)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	54	1
Class M	.25%	.25%	444	4
Class C	.75%	.25%	14	1
			512	6

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2
Class M	- B
Class C A	- B
2

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.1739%
Class C	0.2000%
Class I	0.1679%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	29.20
Class M	100.17
Class C	2.21
Class I	28.17
Class Z	13.04
	172

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Overseas Fund	0.0497%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Fidelity Advisor Overseas Fund	-A

A In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Overseas Fund	61	4,665	611

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Overseas Fund	22

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Overseas Fund	1	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$323	$143
Class M	922	199
Class I	511	328
Class Z	1,083	773
Total	$2,839	$1,443
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Overseas Fund
Class A
Shares sold	51	252	$1,570	$7,038
Reinvestment of distributions	11	5	304	135
Shares redeemed	(86)	(319)	(2,617)	(8,807)
Net increase (decrease)	(24)	(62)	$(743)	$(1,634)
Class M
Shares sold	269	675	$8,442	$19,001
Reinvestment of distributions	31	7	908	197
Shares redeemed	(539)	(1,149)	(16,833)	(32,405)
Net increase (decrease)	(239)	(467)	$(7,483)	$(13,207)
Class C
Shares sold	4	13	$85	$351
Shares redeemed	(10)	(36)	(281)	(934)
Net increase (decrease)	(6)	(23)	$(196)	$(583)
Class I
Shares sold	302	971	$9,572	$28,244
Reinvestment of distributions	15	11	445	290
Shares redeemed	(498)	(1,147)	(15,305)	(33,319)
Net increase (decrease)	(181)	(165)	$(5,288)	$(4,785)
Class Z
Shares sold	324	618	$10,187	$17,103
Reinvestment of distributions	9	6	279	165
Shares redeemed	(429)	(846)	(13,395)	(23,938)
Net increase (decrease)	(96)	(222)	$(2,929)	$(6,670)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Overseas Fund
Class A	1.11%
Actual		$ 1,000	$ 1,205.90	$ 6.09
Hypothetical-B		$ 1,000	$ 1,019.34	$ 5.57
Class M	1.33%
Actual		$ 1,000	$ 1,204.40	$ 7.29
Hypothetical-B		$ 1,000	$ 1,018.25	$ 6.67
Class C	1.86%
Actual		$ 1,000	$ 1,201.10	$ 10.18
Hypothetical-B		$ 1,000	$ 1,015.61	$ 9.32
Class I	.82%
Actual		$ 1,000	$ 1,207.30	$ 4.50
Hypothetical-B		$ 1,000	$ 1,020.79	$ 4.12
Class Z	.70%
Actual		$ 1,000	$ 1,208.40	$ 3.84
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Overseas Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703565.126
OS-SANN-0624
Fidelity Advisor® Focused Emerging Markets Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.1
Tencent Holdings Ltd. (China, Interactive Media & Services)	8.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.9
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.8
Meituan Class B (China, Hotels, Restaurants & Leisure)	3.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	2.9
Barrick Gold Corp. (Canada, Metals & Mining)	2.7
National Bank of Greece SA (Greece, Banks)	2.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.5
Korea Aerospace Industries Ltd. (Korea (South), Aerospace & Defense)	2.3
44.4

Market Sectors (% of Fund's net assets)

Financials	21.0
Information Technology	18.6
Consumer Discretionary	16.0
Materials	11.3
Communication Services	10.1
Industrials	9.5
Consumer Staples	4.4
Health Care	4.3
Energy	2.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 93.6%
	Shares	Value ($)
Australia - 1.0%
Paladin Energy Ltd. (Australia) (a)	5,043,038	44,755,692
Brazil - 2.2%
Localiza Rent a Car SA	14,847	140,190
Suzano SA	5,606,600	63,120,948
XP, Inc. Class A	1,636,600	33,501,202
TOTAL BRAZIL		96,762,340
Canada - 2.7%
Barrick Gold Corp.	7,026,300	116,917,632
Chile - 2.3%
Antofagasta PLC	3,586,500	99,041,395
China - 33.2%
Alibaba Group Holding Ltd.	11,769,800	110,201,397
China Life Insurance Co. Ltd. (H Shares)	97,624,000	128,563,316
Haier Smart Home Co. Ltd. (A Shares)	39,853,199	165,802,035
Hansoh Pharmaceutical Group Co. Ltd. (b)	39,497,645	87,277,767
Industrial & Commercial Bank of China Ltd. (H Shares)	158,615,000	85,053,894
Kweichow Moutai Co. Ltd. (A Shares)	424,903	99,625,388
Meituan Class B (a)(b)	9,499,240	129,707,669
New Oriental Education & Technology Group, Inc. (a)	8,584,100	68,208,964
PDD Holdings, Inc. ADR (a)	501,800	62,815,324
Shangri-La Asia Ltd.	32,594,000	22,734,022
Shenzhen Inovance Technology Co. Ltd. (A Shares)	8,143,013	66,780,541
Tencent Holdings Ltd.	8,581,800	376,596,849
Tsingtao Brewery Co. Ltd. (H Shares)	6,656,075	47,966,352
TOTAL CHINA		1,451,333,518
Greece - 2.6%
National Bank of Greece SA (a)	13,974,021	112,742,849
Hong Kong - 1.1%
Pacific Basin Shipping Ltd.	138,317,000	47,893,350
Hungary - 1.4%
Richter Gedeon PLC	2,385,846	60,755,631
India - 10.1%
Axis Bank Ltd.	5,060,700	70,617,644
Bharat Heavy Electricals Ltd.	11,329,600	38,098,812
HDFC Bank Ltd.	4,089,796	74,251,986
ICICI Bank Ltd.	6,209,900	85,541,557
JK Cement Ltd.	495,462	23,694,110
Larsen & Toubro Ltd.	1,386,145	59,567,771
Shree Cement Ltd.	59,653	17,459,585
Solar Industries India Ltd.	551,012	59,070,077
Zomato Ltd. (a)	6,726,695	15,520,308
TOTAL INDIA		443,821,850
Korea (South) - 12.4%
Hd Hyundai Mipo (a)	830,712	44,606,219
Hyundai Motor Co. Ltd.	302,470	54,254,766
Korea Aerospace Industries Ltd.	2,695,238	100,076,429
Samsung Biologics Co. Ltd. (a)(b)	72,960	40,892,925
Samsung Electronics Co. Ltd.	5,466,021	302,987,149
TOTAL KOREA (SOUTH)		542,817,488
Mexico - 2.0%
Grupo Financiero Banorte S.A.B. de CV Series O	4,314,900	42,706,320
Wal-Mart de Mexico SA de CV Series V	11,606,400	43,306,982
TOTAL MEXICO		86,013,302
Peru - 1.9%
Credicorp Ltd. (United States)	501,300	83,020,293
Poland - 1.6%
Powszechna Kasa Oszczednosci Bank SA	4,591,100	68,701,255
Russia - 0.4%
LUKOIL PJSC sponsored ADR (a)(c)	782,000	9,853,200
Sberbank of Russia sponsored ADR (a)(c)	3,242,100	57,709
Yandex NV Series A (a)(c)	798,300	9,260,280
TOTAL RUSSIA		19,171,189
South Africa - 4.1%
FirstRand Ltd. (d)	20,152,600	69,569,841
Impala Platinum Holdings Ltd.	12,143,100	54,055,671
MTN Group Ltd. (d)	11,767,554	56,399,622
TOTAL SOUTH AFRICA		180,025,134
Taiwan - 14.6%
Asia Vital Components Co. Ltd.	2,162,000	42,571,217
ECLAT Textile Co. Ltd.	4,540,000	71,306,000
HIWIN Technologies Corp.	8,025,159	56,648,782
Taiwan Semiconductor Manufacturing Co. Ltd.	16,667,554	398,374,471
Yageo Corp.	3,684,237	70,150,041
TOTAL TAIWAN		639,050,511
TOTAL COMMON STOCKS (Cost $3,751,825,112)		4,092,823,429

Nonconvertible Preferred Stocks - 4.5%
	Shares	Value ($)
Brazil - 4.5%
Gerdau SA sponsored ADR	18,365,080	63,910,478
Itau Unibanco Holding SA	9,624,180	58,123,923
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,444,478	75,422,792

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $164,620,591)		197,457,193

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	83,948,360	83,965,150
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	40,281,330	40,285,358
TOTAL MONEY MARKET FUNDS (Cost $124,250,508)		124,250,508

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,040,696,211)	4,414,531,130
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(43,598,326)
NET ASSETS - 100.0%	4,370,932,804

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,878,361 or 5.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,497,428	749,233,483	686,765,165	2,405,307	(596)	-	83,965,150	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	94,195,616	53,910,258	76,991	-	-	40,285,358	0.1%
Total	21,497,428	843,429,099	740,675,423	2,482,298	(596)	-	124,250,508

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	442,256,751	-	432,996,471	9,260,280
Consumer Discretionary	700,550,485	62,815,324	637,735,161	-
Consumer Staples	190,898,722	43,306,982	147,591,740	-
Energy	130,031,684	75,422,792	44,755,692	9,853,200
Financials	912,451,789	398,795,842	513,598,238	57,709
Health Care	188,926,323	60,755,631	128,170,692	-
Industrials	413,812,094	140,190	413,671,904	-
Information Technology	814,082,878	-	814,082,878	-
Materials	497,269,896	342,990,453	154,279,443	-

Money Market Funds	124,250,508	124,250,508	-	-
Total Investments in Securities:	4,414,531,130	1,108,477,722	3,286,882,219	19,171,189
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,636,896) - See accompanying schedule:
Unaffiliated issuers (cost $3,916,445,703)	$4,290,280,622
Fidelity Central Funds (cost $124,250,508)	124,250,508

Total Investment in Securities (cost $4,040,696,211)		$4,414,531,130
Foreign currency held at value (cost $5,232,713)		5,229,984
Receivable for investments sold		10,461,851
Receivable for fund shares sold		3,816,143
Dividends receivable		7,504,524
Distributions receivable from Fidelity Central Funds		793,725
Prepaid expenses		1,149
Other receivables		268,712
Total assets		4,442,607,218
Liabilities
Payable for investments purchased	$7,420,390
Payable for fund shares redeemed	2,923,290
Accrued management fee	3,074,800
Distribution and service plan fees payable	66,882
Deferred taxes	16,994,785
Other payables and accrued expenses	908,909
Collateral on securities loaned	40,285,358
Total liabilities		71,674,414
Net Assets		$4,370,932,804
Net Assets consist of:
Paid in capital		$4,351,726,014
Total accumulated earnings (loss)		19,206,790
Net Assets		$4,370,932,804

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($180,369,742 ÷ 6,045,782 shares)(a)		$29.83
Maximum offering price per share (100/94.25 of $29.83)		$31.65
Class M :
Net Asset Value and redemption price per share ($31,504,870 ÷ 1,067,607 shares)(a)		$29.51
Maximum offering price per share (100/96.50 of $29.51)		$30.58
Class C :
Net Asset Value and offering price per share ($19,527,461 ÷ 704,006 shares)(a)		$27.74
Class I :
Net Asset Value, offering price and redemption price per share ($2,605,134,284 ÷ 86,938,120 shares)		$29.97
Class Z :
Net Asset Value, offering price and redemption price per share ($1,534,396,447 ÷ 51,307,622 shares)		$29.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$34,174,862
Income from Fidelity Central Funds (including $76,991 from security lending)		2,482,298
Income before foreign taxes withheld		$36,657,160
Less foreign taxes withheld		(4,053,345)
Total income		32,603,815
Expenses
Management fee	$15,911,163
Transfer agent fees	1,625,577
Distribution and service plan fees	372,216
Accounting fees	515,052
Custodian fees and expenses	289,210
Independent trustees' fees and expenses	9,753
Registration fees	136,164
Audit	48,855
Legal	2,052
Interest	19,144
Miscellaneous	7,046
Total expenses before reductions	18,936,232
Expense reductions	(178,455)
Total expenses after reductions		18,757,777
Net Investment income (loss)		13,846,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,179,994)	(28,249,275)
Fidelity Central Funds	(596)
Foreign currency transactions	(901,497)
Total net realized gain (loss)		(29,151,368)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,186,638)	675,649,776
Assets and liabilities in foreign currencies	(83,609)
Total change in net unrealized appreciation (depreciation)		675,566,167
Net gain (loss)		646,414,799
Net increase (decrease) in net assets resulting from operations		$660,260,837
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,846,038	$61,421,663
Net realized gain (loss)	(29,151,368)	(123,198,980)
Change in net unrealized appreciation (depreciation)	675,566,167	170,184,390
Net increase (decrease) in net assets resulting from operations	660,260,837	108,407,073
Distributions to shareholders	(63,079,566)	(23,514,660)

Share transactions - net increase (decrease)	75,679,402	1,894,591,299
Total increase (decrease) in net assets	672,860,673	1,979,483,712

Net Assets
Beginning of period	3,698,072,131	1,718,588,419
End of period	$4,370,932,804	$3,698,072,131

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.58	$22.89	$36.01	$30.73	$26.18	$24.48
Income from Investment Operations
Net investment income (loss) A,B	.05	.47 C	.59	.31	.15	.44 D
Net realized and unrealized gain (loss)	4.56	2.42	(12.07)	5.64	4.48	4.26
Total from investment operations	4.61	2.89	(11.48)	5.95	4.63	4.70
Distributions from net investment income	(.36)	(.20)	(.52)	(.05)	(.08)	(.06) E
Distributions from net realized gain	-	-	(1.12)	(.62)	-	(2.94) E
Total distributions	(.36)	(.20)	(1.64)	(.67)	(.08)	(3.00)
Net asset value, end of period	$29.83	$25.58	$22.89	$36.01	$30.73	$26.18
Total Return F,G,H	18.14%	12.59%	(33.30)%	19.43%	17.71%	19.42%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.28% K	1.33%	1.34%	1.32%	1.39%	1.41%
Expenses net of fee waivers, if any	1.27 % K	1.33%	1.34%	1.32%	1.39%	1.41%
Expenses net of all reductions	1.27% K	1.33%	1.34%	1.32%	1.36%	1.39%
Net investment income (loss)	.38% K	1.72% C	1.99%	.83%	.54%	1.62% D
Supplemental Data
Net assets, end of period (000 omitted)	$180,370	$130,156	$117,404	$191,955	$150,749	$144,062
Portfolio turnover rate L	40 % K	33%	63%	51%	66%	166% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.26	$22.60	$35.56	$30.36	$25.86	$24.25
Income from Investment Operations
Net investment income (loss) A,B	.02	.39 C	.50	.20	.07	.36 D
Net realized and unrealized gain (loss)	4.51	2.40	(11.94)	5.58	4.43	4.20
Total from investment operations	4.53	2.79	(11.44)	5.78	4.50	4.56
Distributions from net investment income	(.28)	(.13)	(.41)	-	-	(.02) E
Distributions from net realized gain	-	-	(1.12)	(.58)	-	(2.93) E
Total distributions	(.28)	(.13)	(1.52) F	(.58)	-	(2.95)
Net asset value, end of period	$29.51	$25.26	$22.60	$35.56	$30.36	$25.86
Total Return G,H,I	18.02%	12.30%	(33.50)%	19.10%	17.40%	19.03%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.50% L	1.60%	1.62%	1.61%	1.68%	1.70%
Expenses net of fee waivers, if any	1.49 % L	1.60%	1.62%	1.60%	1.67%	1.70%
Expenses net of all reductions	1.49% L	1.59%	1.62%	1.60%	1.64%	1.68%
Net investment income (loss)	.16% L	1.45% C	1.71%	.55%	.25%	1.33% D
Supplemental Data
Net assets, end of period (000 omitted)	$31,505	$29,402	$28,497	$48,494	$42,509	$45,310
Portfolio turnover rate M	40 % L	33%	63%	51%	66%	166% N

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$21.21	$33.42	$28.57	$24.46	$23.18
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.24 C	.33	.01	(.06)	.22 D
Net realized and unrealized gain (loss)	4.23	2.24	(11.21)	5.27	4.17	4.02
Total from investment operations	4.19	2.48	(10.88)	5.28	4.11	4.24
Distributions from net investment income	(.14)	-	(.21)	-	-	(.02) E
Distributions from net realized gain	-	-	(1.12)	(.43)	-	(2.94) E
Total distributions	(.14)	-	(1.33)	(.43)	-	(2.96)
Net asset value, end of period	$27.74	$23.69	$21.21	$33.42	$28.57	$24.46
Total Return F,G,H	17.74%	11.69%	(33.82)%	18.52%	16.80%	18.48%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.99% K	2.10%	2.12%	2.11%	2.18%	2.20%
Expenses net of fee waivers, if any	1.99 % K	2.10%	2.12%	2.11%	2.17%	2.20%
Expenses net of all reductions	1.99% K	2.10%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	(.34)% K	.95% C	1.21%	.04%	(.25)%	.83% D
Supplemental Data
Net assets, end of period (000 omitted)	$19,527	$19,041	$19,733	$37,777	$35,268	$41,615
Portfolio turnover rate L	40 % K	33%	63%	51%	66%	166% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns for periods of less than one year are not annualized.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.75	$23.06	$36.27	$30.94	$26.34	$24.65
Income from Investment Operations
Net investment income (loss) A,B	.09	.56 C	.66	.42	.24	.54 D
Net realized and unrealized gain (loss)	4.59	2.43	(12.12)	5.67	4.51	4.26
Total from investment operations	4.68	2.99	(11.46)	6.09	4.75	4.80
Distributions from net investment income	(.46)	(.30)	(.63)	(.15)	(.15)	(.17) E
Distributions from net realized gain	-	-	(1.12)	(.62)	-	(2.94) E
Total distributions	(.46)	(.30)	(1.75)	(.76) F	(.15)	(3.11)
Net asset value, end of period	$29.97	$25.75	$23.06	$36.27	$30.94	$26.34
Total Return G,H	18.34%	12.92%	(33.08)%	19.77%	18.13%	19.78%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.99% K	1.02%	1.03%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	.98 % K	1.01%	1.03%	1.03%	1.06%	1.09%
Expenses net of all reductions	.98% K	1.01%	1.03%	1.03%	1.03%	1.06%
Net investment income (loss)	.67% K	2.04% C	2.31%	1.13%	.86%	1.94% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,605,134	$2,063,159	$696,741	$660,307	$312,731	$288,485
Portfolio turnover rate L	40 % K	33%	63%	51%	66%	166% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.69%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.33 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.71	$23.01	$36.21	$30.89	$26.33	$24.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.59 C	.71	.47	.28	.57 D
Net realized and unrealized gain (loss)	4.57	2.44	(12.11)	5.66	4.50	4.26
Total from investment operations	4.68	3.03	(11.40)	6.13	4.78	4.83
Distributions from net investment income	(.48)	(.33)	(.68)	(.20)	(.22)	(.21) E
Distributions from net realized gain	-	-	(1.12)	(.62)	-	(2.94) E
Total distributions	(.48)	(.33)	(1.80)	(.81) F	(.22)	(3.15)
Net asset value, end of period	$29.91	$25.71	$23.01	$36.21	$30.89	$26.33
Total Return G,H	18.40%	13.10%	(33.01)%	19.94%	18.29%	19.93%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.85% K	.89%	.90%	.90%	.94%	.95%
Expenses net of fee waivers, if any	.84 % K	.88%	.90%	.90%	.93%	.95%
Expenses net of all reductions	.84% K	.88%	.90%	.90%	.90%	.92%
Net investment income (loss)	.81% K	2.16% C	2.43%	1.25%	.99%	2.09% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,534,396	$1,456,314	$856,213	$1,127,699	$542,418	$90,032
Portfolio turnover rate L	40 % K	33%	63%	51%	66%	166% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.81%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$750,502,567
Gross unrealized depreciation	(390,244,238)
Net unrealized appreciation (depreciation)	$360,258,329
Tax cost	$4,054,272,801

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(158,619,457)
Long-term	(104,639,561)
Total capital loss carryforward	$(263,259,018)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	771,188,112	818,943,731

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.98
Class C	.98
Class I	.95
Class Z	.83

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.91
Class M	.91
Class C	.91
Class I	.91
Class Z	.79

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	196,153	3,679
Class M	.25%	.25%	77,600	500
Class C	.75%	.25%	98,463	12,296
			372,216	16,475

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,422
Class M	782
Class sA	271
10,475
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1658

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	100,858.21
Class M	21,565.21
Class C	13,803.21
Class I	1,287,340.17
Class Z	202,011.04
	1,625,577
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.0409

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	5,956

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Focused Emerging Markets Fund	Borrower	61,917,000	5.57%	19,144

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Focused Emerging Markets Fund	1,069,614	6,546,296	1,169,661
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	3,593
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Focused Emerging Markets Fund	8,369	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,068. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	63

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $173,324.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$1,789,295	$1,026,327
Class M	312,730	156,866
Class C	108,628	-
Class I	36,223,237	9,611,585
Class Z	24,645,676	12,719,882
Total	$63,079,566	$23,514,660

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	1,589,155	1,139,512	$44,180,581	$31,480,973
Reinvestment of distributions	64,490	37,305	1,745,981	1,002,465
Shares redeemed	(696,325)	(1,217,283)	(19,670,032)	(33,144,535)
Net increase (decrease)	957,320	(40,466)	$26,256,530	$(661,097)
Class M
Shares sold	29,207	87,737	$811,208	$2,388,915
Reinvestment of distributions	11,291	5,728	302,725	152,271
Shares redeemed	(136,786)	(190,279)	(3,799,405)	(5,187,284)
Net increase (decrease)	(96,288)	(96,814)	$(2,685,472)	$(2,646,098)
Class C
Shares sold	37,259	141,189	$964,763	$3,648,827
Reinvestment of distributions	4,219	-	106,700	-
Shares redeemed	(141,164)	(268,014)	(3,666,861)	(6,759,598)
Net increase (decrease)	(99,686)	(126,825)	$(2,595,398)	$(3,110,771)
Class I
Shares sold	21,447,803	67,051,000	$607,756,521	$1,830,571,553
Reinvestment of distributions	1,180,312	286,193	32,052,946	7,724,700
Shares redeemed	(15,812,229)	(17,433,766)	(442,187,638)	(475,311,650)
Net increase (decrease)	6,815,886	49,903,427	$197,621,829	$1,362,984,603
Class Z
Shares sold	12,903,912	44,675,967	$362,154,548	$1,215,199,674
Reinvestment of distributions	360,193	177,977	9,755,940	4,789,905
Shares redeemed	(18,607,967)	(25,413,754)	(514,828,575)	(681,964,917)
Net increase (decrease)	(5,343,862)	19,440,190	$(142,918,087)	$538,024,662
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Focused Emerging Markets Fund
Class A **	1.27%
Actual		$ 1,000	$ 1,181.40	$ 6.89
Hypothetical-B		$ 1,000	$ 1,018.55	$ 6.37
Class M	1.49%
Actual		$ 1,000	$ 1,180.20	$ 8.08
Hypothetical-B		$ 1,000	$ 1,017.45	$ 7.47
Class C	1.99%
Actual		$ 1,000	$ 1,177.40	$ 10.77
Hypothetical-B		$ 1,000	$ 1,014.97	$ 9.97
Class I **	.98%
Actual		$ 1,000	$ 1,183.40	$ 5.32
Hypothetical-B		$ 1,000	$ 1,019.99	$ 4.92
Class Z	.84%
Actual		$ 1,000	$ 1,184.00	$ 4.56
Hypothetical-B		$ 1,000	$ 1,020.69	$ 4.22

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Focused Emerging Markets Fund
Class A	1.18%
Actual		$ 6.40
Hypothetical- B		$ 5.92
Class I	.93%
Actual		$ 5.05
Hypothetical- B		$ 4.67

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Focused Emerging Markets Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.50% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800638.120
FAEM-SANN-0624
Fidelity Advisor® Diversified International Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	3.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.3
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
SAP SE (Germany, Software)	1.7
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.6
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	1.6
Wolters Kluwer NV (Netherlands, Professional Services)	1.5
22.0

Market Sectors (% of Fund's net assets)

Industrials	22.2
Financials	21.5
Information Technology	17.5
Health Care	10.5
Consumer Discretionary	8.8
Materials	7.6
Energy	5.6
Consumer Staples	3.8
Communication Services	0.6
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($) (000s)
Australia - 0.6%
Aristocrat Leisure Ltd.	202,251	5,161
CAR Group Ltd.	77,081	1,671
Steadfast Group Ltd.	521,145	1,897
TOTAL AUSTRALIA		8,729
Belgium - 0.4%
UCB SA	42,458	5,644
Canada - 7.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	256,916	14,239
Cameco Corp.	147,384	6,724
Canadian Natural Resources Ltd.	213,101	16,148
Canadian Pacific Kansas City Ltd.	79,670	6,249
Constellation Software, Inc.	5,448	14,026
Constellation Software, Inc. warrants 3/31/40 (a)(b)	7,474	0
Franco-Nevada Corp.	75,689	9,111
Imperial Oil Ltd.	131,574	9,046
Ivanhoe Mines Ltd. (a)	688,230	9,329
Lumine Group, Inc. (a)	20,819	570
MEG Energy Corp. (a)	204,569	4,653
Thomson Reuters Corp.	41,747	6,305
TOTAL CANADA		96,400
China - 1.1%
Chervon Holdings Ltd.	422,195	1,025
Li Ning Co. Ltd.	669,391	1,752
NXP Semiconductors NV	48,695	12,475
TOTAL CHINA		15,252
Denmark - 4.2%
Carlsberg A/S Series B	45,825	6,164
DSV A/S	20,612	2,943
Novo Nordisk A/S Series B	354,997	45,526
Pandora A/S	24,115	3,690
TOTAL DENMARK		58,323
France - 10.1%
Air Liquide SA	68,380	13,374
Airbus Group NV	58,941	9,699
ALTEN	9,460	1,118
AXA SA	310,717	10,757
BNP Paribas SA	137,795	9,916
Capgemini SA	71,721	15,074
EssilorLuxottica SA	69,785	14,954
Legrand SA	62,241	6,396
LVMH Moet Hennessy Louis Vuitton SE	36,056	29,618
Pernod Ricard SA	52,041	7,886
Safran SA	60,658	13,153
Sartorius Stedim Biotech	14,264	3,090
Thales SA	24,393	4,112
TOTAL FRANCE		139,147
Germany - 7.6%
Allianz SE	67,890	19,266
Deutsche Borse AG	40,368	7,783
DHL Group	150,676	6,309
Hannover Reuck SE	39,636	9,830
Infineon Technologies AG	212,141	7,362
Merck KGaA	66,896	10,634
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,082	11,034
Rheinmetall AG	904	499
SAP SE	126,974	22,927
Siemens AG	23,280	4,361
Siemens Healthineers AG (c)	74,340	4,123
TOTAL GERMANY		104,128
Greece - 0.1%
Piraeus Financial Holdings SA (a)	516,200	2,068
Hong Kong - 0.8%
AIA Group Ltd.	1,503,582	11,013
India - 2.4%
Axis Bank Ltd.	402,300	5,614
Fairfax India Holdings Corp. (a)(c)	168,624	2,499
HDFC Bank Ltd.	794,000	14,415
Reliance Industries Ltd.	292,675	10,271
TOTAL INDIA		32,799
Indonesia - 1.0%
PT Bank Central Asia Tbk	12,610,169	7,582
PT Bank Rakyat Indonesia (Persero) Tbk	19,713,326	5,967
TOTAL INDONESIA		13,549
Ireland - 0.7%
Kingspan Group PLC (Ireland)	98,711	8,833
Smurfit Kappa Group PLC	33,854	1,472
TOTAL IRELAND		10,305
Italy - 2.1%
FinecoBank SpA	484,967	7,474
Ryanair Holdings PLC sponsored ADR	33,114	4,510
UniCredit SpA	465,536	17,087
TOTAL ITALY		29,071
Japan - 17.6%
BayCurrent Consulting, Inc.	102,859	2,190
Capcom Co. Ltd.	141,350	2,327
Fast Retailing Co. Ltd.	29,216	7,639
Fuji Electric Co. Ltd.	117,050	7,281
FUJIFILM Holdings Corp.	463,314	9,856
Fujitsu Ltd.	311,953	4,819
Hitachi Ltd.	355,108	32,763
Hoya Corp.	152,185	17,644
Itochu Corp.	344,915	15,561
Keyence Corp.	29,857	13,130
Komatsu Ltd.	24,600	734
Marui Group Co. Ltd.	118,348	1,808
Minebea Mitsumi, Inc.	219,826	4,117
Mitsubishi Electric Corp.	427,152	7,445
Mitsubishi Heavy Industries Ltd.	1,173,518	10,493
ORIX Corp.	466,371	9,544
Persol Holdings Co. Ltd.	1,185,060	1,639
Renesas Electronics Corp.	540,544	8,776
Shin-Etsu Chemical Co. Ltd.	566,354	21,923
SMC Corp.	12,684	6,664
Sony Group Corp.	133,655	11,047
Sumitomo Mitsui Financial Group, Inc.	129,810	7,374
Suzuki Motor Corp.	537,950	6,265
Tokio Marine Holdings, Inc.	510,771	16,144
Tokyo Electron Ltd.	68,930	15,120
TOTAL JAPAN		242,303
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	164,810	9,136
Luxembourg - 0.1%
CVC Capital Partners PLC	44,400	806
Netherlands - 6.2%
ASML Holding NV (depository receipt)	58,250	50,821
BE Semiconductor Industries NV	46,045	6,167
IMCD NV	54,475	8,270
Wolters Kluwer NV	136,439	20,494
TOTAL NETHERLANDS		85,752
Portugal - 0.3%
Galp Energia SGPS SA Class B	162,529	3,504
Spain - 2.3%
Banco Santander SA (Spain) (d)	2,676,796	13,064
CaixaBank SA	1,891,722	9,976
Industria de Diseno Textil SA (d)	175,270	8,015
Puig Group SL Class B	51,900	1,357
TOTAL SPAIN		32,412
Sweden - 3.0%
Atlas Copco AB (A Shares)	505,948	8,862
Autoliv, Inc.	32,648	3,911
Indutrade AB	562,271	13,174
Investor AB (B Shares)	624,891	15,443
Kry International AB (a)(b)(e)	332	10
TOTAL SWEDEN		41,400
Switzerland - 3.0%
Alcon, Inc. (Switzerland)	61,004	4,718
Compagnie Financiere Richemont SA Series A	71,404	9,870
Galderma Group AG	41,737	3,110
Partners Group Holding AG	3,719	4,812
Sika AG	36,713	10,516
UBS Group AG	296,103	7,818
TOTAL SWITZERLAND		40,844
Taiwan - 2.0%
ECLAT Textile Co. Ltd.	94,000	1,476
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	187,367	25,733
TOTAL TAIWAN		27,209
United Kingdom - 12.8%
3i Group PLC	262,481	9,378
Ashtead Group PLC	45,169	3,297
AstraZeneca PLC (United Kingdom)	197,489	29,870
B&M European Value Retail SA	1,051,780	6,821
BAE Systems PLC	1,181,393	19,649
Big Yellow Group PLC	162,618	2,195
Compass Group PLC	393,158	10,935
Diageo PLC	373,819	12,919
Flutter Entertainment PLC (a)	28,485	5,312
Games Workshop Group PLC	22,628	2,802
InterContinental Hotel Group PLC	43,778	4,270
London Stock Exchange Group PLC	161,755	17,832
RELX PLC (Euronext N.V.)	543,472	22,446
Rolls-Royce Holdings PLC (a)	1,133,038	5,810
RS GROUP PLC	584,692	5,385
Sage Group PLC	609,271	8,877
Starling Bank Ltd. Series D (a)(b)(e)	1,191,700	4,482
WPP PLC	343,695	3,445
TOTAL UNITED KINGDOM		175,725
United States of America - 11.7%
CRH PLC	168,547	13,134
Experian PLC	156,890	6,328
Ferguson PLC	83,897	17,780
GSK PLC	196,072	4,068
Holcim AG	64,349	5,387
ICON PLC (a)	5,106	1,521
Linde PLC	43,042	18,980
Marsh & McLennan Companies, Inc.	67,377	13,437
Marvell Technology, Inc.	157,654	10,391
MasterCard, Inc. Class A	23,644	10,668
Nestle SA (Reg. S)	111,246	11,169
S&P Global, Inc.	20,255	8,423
Schlumberger Ltd.	196,130	9,312
Schneider Electric SA	63,719	14,529
Shell PLC (London)	470,101	16,711
TOTAL UNITED STATES OF AMERICA		161,838
TOTAL COMMON STOCKS (Cost $865,756)		1,347,357

Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.5%
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(e)	10,541	1,294
United States of America - 0.4%
Wasabi Holdings, Inc.:
Series C (a)(b)(e)	372,910	4,907
Series D (a)(b)(e)	39,419	633
		5,540
TOTAL CONVERTIBLE PREFERRED STOCKS		6,834
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(b)(e)	1,920	80
TOTAL PREFERRED STOCKS (Cost $8,229)		6,914

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	20,889,257	20,893
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	18,374,401	18,376
TOTAL MONEY MARKET FUNDS (Cost $39,269)		39,269

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $913,254)	1,393,540
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(15,820)
NET ASSETS - 100.0%	1,377,720

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,622,000 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,406,000 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,960	95,553	137,620	1,246	-	-	20,893	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,177	91,238	79,039	26	-	-	18,376	0.1%
Total	69,137	186,791	216,659	1,272	-	-	39,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,443	-	7,443	-
Consumer Discretionary	119,609	30,551	89,058	-
Consumer Staples	53,734	22,125	31,609	-
Energy	76,369	49,387	26,982	-
Financials	295,211	116,065	174,664	4,482
Health Care	144,902	43,671	101,231	-
Industrials	308,280	124,297	183,983	-
Information Technology	243,302	130,178	106,200	6,924
Materials	103,226	62,542	40,684	-
Real Estate	2,195	2,195	-	-

Money Market Funds	39,269	39,269	-	-
Total Investments in Securities:	1,393,540	620,280	761,854	11,406
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,895) - See accompanying schedule:
Unaffiliated issuers (cost $873,985)	$1,354,271
Fidelity Central Funds (cost $39,269)	39,269

Total Investment in Securities (cost $913,254)		$1,393,540
Foreign currency held at value (cost $385)		385
Receivable for investments sold		798
Receivable for fund shares sold		499
Dividends receivable		4,163
Reclaims receivable		4,458
Distributions receivable from Fidelity Central Funds		127
Prepaid expenses		1
Other receivables		43
Total assets		1,404,014
Liabilities
Payable for investments purchased	$4,767
Payable for fund shares redeemed	914
Accrued management fee	973
Distribution and service plan fees payable	173
Other payables and accrued expenses	1,091
Collateral on securities loaned	18,376
Total liabilities		26,294
Net Assets		$1,377,720
Net Assets consist of:
Paid in capital		$832,676
Total accumulated earnings (loss)		545,044
Net Assets		$1,377,720

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($476,060 ÷ 18,495 shares)(a)		$25.74
Maximum offering price per share (100/94.25 of $25.74)		$27.31
Class M :
Net Asset Value and redemption price per share ($132,501 ÷ 5,213 shares)(a)		$25.42
Maximum offering price per share (100/96.50 of $25.42)		$26.34
Class C :
Net Asset Value and offering price per share ($17,928 ÷ 740 shares)(a)		$24.21
Class I :
Net Asset Value, offering price and redemption price per share ($499,042 ÷ 18,955 shares)		$26.33
Class Z :
Net Asset Value, offering price and redemption price per share ($252,189 ÷ 9,600 shares)		$26.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$14,665
Income from Fidelity Central Funds (including $26 from security lending)		1,272
Income before foreign taxes withheld		$15,937
Less foreign taxes withheld		(1,410)
Total income		14,527
Expenses
Management fee	$5,105
Transfer agent fees	771
Distribution and service plan fees	1,018
Accounting fees	206
Custodian fees and expenses	60
Independent trustees' fees and expenses	4
Registration fees	64
Audit	59
Legal	2
Miscellaneous	2
Total expenses before reductions	7,291
Expense reductions	(65)
Total expenses after reductions		7,226
Net Investment income (loss)		7,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $504)	21,091
Redemptions in-kind	48,796
Foreign currency transactions	(48)
Total net realized gain (loss)		69,839
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $278)	164,298
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		164,242
Net gain (loss)		234,081
Net increase (decrease) in net assets resulting from operations		$241,382
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,301	$15,905
Net realized gain (loss)	69,839	56,469
Change in net unrealized appreciation (depreciation)	164,242	82,113
Net increase (decrease) in net assets resulting from operations	241,382	154,487
Distributions to shareholders	(58,942)	(28,131)

Share transactions - net increase (decrease)	(114,193)	(103,254)
Total increase (decrease) in net assets	68,247	23,102

Net Assets
Beginning of period	1,309,473	1,286,371
End of period	$1,377,720	$1,309,473

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.68	$20.71	$32.52	$25.10	$23.28	$21.08
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.16	.09	.04	.21
Net realized and unrealized gain (loss)	3.96	2.16	(8.81)	7.33	2.11	2.90
Total from investment operations	4.07	2.39	(8.65)	7.42	2.15	3.11
Distributions from net investment income	(.31)	(.02)	(.31)	-	(.26)	(.17)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)	(.74)
Total distributions	(1.01) C	(.42)	(3.16)	-	(.33)	(.91)
Net asset value, end of period	$25.74	$22.68	$20.71	$32.52	$25.10	$23.28
Total Return D,E,F	18.32%	11.55%	(29.28)%	29.56%	9.32%	15.57%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.15% I	1.18%	1.16%	1.16%	1.18%	1.19%
Expenses net of fee waivers, if any	1.14 % I	1.17%	1.16%	1.15%	1.18%	1.19%
Expenses net of all reductions	1.14% I	1.17%	1.16%	1.15%	1.17%	1.19%
Net investment income (loss)	.86% I	.98%	.65%	.30%	.16%	.97%
Supplemental Data
Net assets, end of period (in millions)	$476	$421	$400	$621	$514	$530
Portfolio turnover rate J	40 % I,K	23% K	20%	30%	30%	37% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$20.47	$32.17	$24.90	$23.10	$20.91
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.10	.01	(.03)	.15
Net realized and unrealized gain (loss)	3.92	2.13	(8.72)	7.26	2.10	2.88
Total from investment operations	4.00	2.30	(8.62)	7.27	2.07	3.03
Distributions from net investment income	(.24)	-	(.23)	-	(.20)	(.11)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)	(.74)
Total distributions	(.95)	(.40)	(3.08)	-	(.27)	(.84) C
Net asset value, end of period	$25.42	$22.37	$20.47	$32.17	$24.90	$23.10
Total Return D,E,F	18.22%	11.24%	(29.46)%	29.20%	9.04%	15.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.40% I	1.44%	1.42%	1.41%	1.45%	1.46%
Expenses net of fee waivers, if any	1.39 % I	1.43%	1.41%	1.41%	1.45%	1.46%
Expenses net of all reductions	1.39% I	1.43%	1.41%	1.41%	1.44%	1.46%
Net investment income (loss)	.61% I	.73%	.39%	.04%	(.11)%	.70%
Supplemental Data
Net assets, end of period (in millions)	$133	$120	$118	$183	$159	$173
Portfolio turnover rate J	40 % I,K	23% K	20%	30%	30%	37% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.27	$19.58	$30.84	$23.99	$22.20	$20.11
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	(.04)	(.14)	(.14)	.04
Net realized and unrealized gain (loss)	3.73	2.05	(8.37)	6.99	2.01	2.79
Total from investment operations	3.74	2.09	(8.41)	6.85	1.87	2.83
Distributions from net investment income	(.09)	-	-	-	(.01)	-
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)	(.74)
Total distributions	(.80)	(.40)	(2.85)	-	(.08)	(.74)
Net asset value, end of period	$24.21	$21.27	$19.58	$30.84	$23.99	$22.20
Total Return C,D,E	17.88%	10.67%	(29.88)%	28.55%	8.44%	14.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.90% H	1.99%	1.96%	1.95%	1.98%	1.98%
Expenses net of fee waivers, if any	1.89 % H	1.98%	1.96%	1.95%	1.98%	1.98%
Expenses net of all reductions	1.89% H	1.98%	1.96%	1.95%	1.96%	1.97%
Net investment income (loss)	.11% H	.18%	(.16)%	(.50)%	(.64)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$18	$18	$21	$39	$48	$59
Portfolio turnover rate I	40 % H,J	23% J	20%	30%	30%	37% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.20	$21.19	$33.20	$25.57	$23.68	$21.44
Income from Investment Operations
Net investment income (loss) A,B	.14	.30	.23	.17	.10	.27
Net realized and unrealized gain (loss)	4.06	2.20	(9.00)	7.47	2.16	2.95
Total from investment operations	4.20	2.50	(8.77)	7.64	2.26	3.22
Distributions from net investment income	(.36)	(.09)	(.39)	(.01)	(.30)	(.24)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)	(.74)
Total distributions	(1.07)	(.49)	(3.24)	(.01)	(.37)	(.98)
Net asset value, end of period	$26.33	$23.20	$21.19	$33.20	$25.57	$23.68
Total Return C,D	18.49%	11.80%	(29.09)%	29.87%	9.63%	15.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.90% G	.94%	.91%	.90%	.92%	.92%
Expenses net of fee waivers, if any	.89 % G	.93%	.91%	.90%	.92%	.92%
Expenses net of all reductions	.89% G	.93%	.91%	.90%	.91%	.91%
Net investment income (loss)	1.11% G	1.23%	.90%	.55%	.42%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$499	$457	$457	$725	$595	$583
Portfolio turnover rate H	40 % G,I	23% I	20%	30%	30%	37% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$21.18	$33.19	$25.55	$23.67	$21.44
Income from Investment Operations
Net investment income (loss) A,B	.16	.34	.26	.22	.14	.30
Net realized and unrealized gain (loss)	4.05	2.19	(8.98)	7.46	2.15	2.94
Total from investment operations	4.21	2.53	(8.72)	7.68	2.29	3.24
Distributions from net investment income	(.41)	(.14)	(.44)	(.04)	(.34)	(.28)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)	(.74)
Total distributions	(1.11) C	(.54)	(3.29)	(.04)	(.41)	(1.01) C
Net asset value, end of period	$26.27	$23.17	$21.18	$33.19	$25.55	$23.67
Total Return D,E	18.59%	11.96%	(28.99)%	30.10%	9.78%	16.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.77%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.73 % H	.77%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.73% H	.77%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.27% H	1.39%	1.05%	.70%	.57%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$252	$294	$290	$393	$289	$274
Portfolio turnover rate I	40 % H,J	23% J	20%	30%	30%	37% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$497,734
Gross unrealized depreciation	(22,815)
Net unrealized appreciation (depreciation)	$474,919
Tax cost	$918,621

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	279,775	294,867

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	3,978	48,796	107,774

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	1,648	15,675	39,881

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.86
Class C	.86
Class I	.86
Class Z	.70
One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
Class I	.85
Class Z	.70

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	589	8
Class M	.25%	.25%	333	3
Class C	.75%	.25%	96	8
			1,018	19

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12
Class M	2
Class CA	1
15
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1933
Class M	.2000
Class C	.2000
Class I	.2000

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	297.19
Class M	87.20
Class C	13.21
Class I	328.20
Class Z	46.04
	771
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.0429

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified International Fund	-A

A In the amount of less than five-hundred dollars

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Diversified International Fund	2,783	10,684	(543)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Diversified International Fund	1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified International Fund	3	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $65.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$18,579	$8,055
Class M	5,022	2,274
Class C	662	428
Class I	20,547	9,902
Class Z	14,132	7,472
Total	$58,942	$28,131
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Diversified International Fund
Class A
Shares sold	437	1,201	$10,940	$28,447
Reinvestment of distributions	731	336	17,371	7,596
Shares redeemed	(1,229)	(2,309)	(30,908)	(54,664)
Net increase (decrease)	(61)	(772)	$(2,597)	$(18,621)
Class M
Shares sold	92	266	$2,320	$6,211
Reinvestment of distributions	210	100	4,923	2,237
Shares redeemed	(455)	(743)	(11,339)	(17,392)
Net increase (decrease)	(153)	(377)	$(4,096)	$(8,944)
Class C
Shares sold	30	105	$701	$2,330
Reinvestment of distributions	28	19	636	416
Shares redeemed	(172)	(361)	(4,072)	(8,084)
Net increase (decrease)	(114)	(237)	$(2,735)	$(5,338)
Class I
Shares sold	1,307	3,192	$33,712	$77,403
Reinvestment of distributions	693	346	16,819	7,975
Shares redeemed	(2,737)	(5,428)	(69,945)	(130,786)
Net increase (decrease)	(737)	(1,890)	$(19,414)	$(45,408)
Class Z
Shares sold	1,247	2,604	$31,999	$62,842
Reinvestment of distributions	550	307	13,319	7,055
Shares redeemed	(4,864)	(3,933)	(130,669)	(94,840)
Net increase (decrease)	(3,067)	(1,022)	$(85,351)	$(24,943)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Diversified International Fund
Class A	1.14%
Actual		$ 1,000	$ 1,183.20	$ 6.19
Hypothetical-B		$ 1,000	$ 1,019.19	$ 5.72
Class M	1.39%
Actual		$ 1,000	$ 1,182.20	$ 7.54
Hypothetical-B		$ 1,000	$ 1,017.95	$ 6.97
Class C	1.89%
Actual		$ 1,000	$ 1,178.80	$ 10.24
Hypothetical-B		$ 1,000	$ 1,015.47	$ 9.47
Class I	.89%
Actual		$ 1,000	$ 1,184.90	$ 4.83
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47
Class Z	.73%
Actual		$ 1,000	$ 1,185.90	$ 3.97
Hypothetical-B		$ 1,000	$ 1,021.23	$ 3.67

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Diversified International Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.720067.125
ADIF-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024